Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.2%)
U.S. Government Securities (7.1%)
[1]	U.S. Treasury Note/Bond	0.125%	6/30/22	83,000	82,948
[2]	U.S. Treasury Note/Bond	0.125%	7/31/22	400,000	399,750
	U.S. Treasury Note/Bond	0.125%	8/31/22	385,000	384,759
	U.S. Treasury Note/Bond	0.125%	10/31/22	204,000	203,896
	U.S. Treasury Note/Bond	0.500%	3/15/23	250,000	251,953
[1,3]	U.S. Treasury Note/Bond	0.250%	6/15/23	100,000	100,172
[1,2,3]	U.S. Treasury Note/Bond	0.125%	7/15/23	100,000	99,813
	U.S. Treasury Note/Bond	0.125%	8/15/23	200,000	199,656
	U.S. Treasury Note/Bond	0.125%	10/15/23	322,000	321,359
	U.S. Treasury Note/Bond	1.500%	11/30/24	350,000	367,008
[1,3]	U.S. Treasury Note/Bond	0.500%	3/31/25	250,000	251,875
[3]	U.S. Treasury Note/Bond	0.375%	4/30/25	70,000	70,120
	U.S. Treasury Note/Bond	0.250%	7/31/25	300,000	298,406
	U.S. Treasury Note/Bond	0.250%	8/31/25	185,000	183,959
	U.S. Treasury Note/Bond	0.250%	9/30/25	500,000	496,875
	U.S. Treasury Note/Bond	0.250%	10/31/25	500,000	496,816
[1]	U.S. Treasury Note/Bond	1.750%	12/31/26	120,000	128,794
[1,3]	U.S. Treasury Note/Bond	0.500%	4/30/27	130,000	129,269
[1,3]	U.S. Treasury Note/Bond	1.500%	2/15/30	350,000	371,000
					4,838,428
Conventional Mortgage-Backed Securities (0.5%)
[4,5,6]	UMBS Pool	2.000%	1/14/51	328,000	336,815
Nonconventional Mortgage-Backed Securities (0.6%)
[4,5]	Fannie Mae	1.750%	11/25/32	20,900	21,299
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.690%	2/1/37	369	385
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.305%	9/1/32	176	186
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.760%	2.855%	8/1/37	303	318
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.410%	8/1/33	837	881
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.535%	8/1/33	476	490
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.800%	2.707%	7/1/33	1,365	1,415
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.960%	2.710%	5/1/33	78	78
[4,5,7]	Fannie Mae Pool, 1YR CMT + 2.000%	3.696%	12/1/32	166	170
[4,5,7]	Fannie Mae Pool, 1YR CMT + 2.125%	2.711%	6/1/33	757	788
[4,5,7]	Fannie Mae Pool, 1YR CMT + 2.185%	2.560%	7/1/32	60	61
[4,5,7]	Fannie Mae Pool, 1YR CMT + 2.210%	3.406%	5/1/33	969	1,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Fannie Mae REMICS	2.100%	4/25/43	11,372	11,578
[4,5]	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	14,614	15,037
[4,5]	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	32,683	33,986
[4,5]	Fannie Mae REMICS	3.000%	9/25/49	16,784	17,685
[4,5]	Fannie Mae REMICS	3.500%	12/25/45	7,667	8,423
[4,5]	Freddie Mac	3.000%	10/15/45	15,515	16,061
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.536%	8/1/37	1,073	1,134
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	2.393%	9/1/32	628	649
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.586%	8/1/33	381	406
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	3.532%	10/1/32	169	181
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	3.961%	2/1/33	107	112
[4,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.513%	8/1/32	436	451
[4,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.564%	8/1/32	336	359
[4,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.254%	2.379%	9/1/32	36	36
[4,5]	Freddie Mac REMICS	2.000%	7/15/42	17,682	18,167
[4,5]	Freddie Mac REMICS	2.250%	4/15/43–6/15/44	27,761	28,577
[4,5]	Freddie Mac REMICS	2.500%	10/25/48–12/25/49	50,405	52,891
[4,5]	Freddie Mac REMICS	2.750%	10/25/49	7,471	7,932
[4,5]	Freddie Mac REMICS	3.000%	10/25/48–7/25/49	40,856	43,288
[4,5]	Freddie Mac REMICS	3.500%	5/15/40–12/25/49	21,523	22,723
[4,5]	Freddie Mac REMICS	6.500%	5/15/24	8,541	8,987
[4]	Ginnie Mae	2.500%	11/20/47–9/20/49	9,802	10,207
[4]	Ginnie Mae	2.750%	9/20/45–5/20/46	63,924	65,386
[4]	Ginnie Mae	3.000%	3/20/41–12/20/47	12,652	13,123
					404,482
Total U.S. Government and Agency Obligations (Cost $5,568,124)					5,579,725
Asset-Backed/Commercial Mortgage-Backed Securities (14.4%)
[4]	Ally Auto Receivables Trust Class A4 Series 2019-1	3.020%	4/15/24	6,300	6,559
[4]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	8,150	8,442
[4,8]	American Homes 4 Rent Class A Trust Class A Series 2015-SFR2	3.732%	10/17/52	6,298	6,828
[4,8]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	12,088	12,982
[4,8]	American Homes 4 Rent Trust Class A Series 2014-SFR3	3.678%	12/17/36	16,297	17,481
[4,8]	American Homes 4 Rent Trust Class A Series 2015-SFR1	3.467%	4/17/52	14,510	15,503
[4,8]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	3,360	3,632
[4,8]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	3,093
[4]	AmeriCredit Automobile Receivables Trust Class B Series 2020-2	0.970%	2/18/26	5,670	5,686
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	7,730	7,799
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2016-3	2.710%	9/8/22	10,170	10,246
[4]	Americredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	19,450	20,618

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Americredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	21,620	22,951
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	7,990	8,118
[4,8]	AOA Mortgage Trust Class A Series 2015-1177	2.957%	12/13/29	13,390	13,502
[4,8]	Applebee's Funding LLC / IHOP Funding LLC Class A2I Series 2019-1A	4.194%	6/7/49	5,040	4,892
[4,8]	ARI Fleet Lease Trust Class A3 Series 2020-A	1.800%	8/15/28	8,950	9,175
[4,8]	ARL Second LLC Class A1 Series 2014-1A	2.920%	6/15/44	8,375	8,249
[4,7,8]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	1,680	1,789
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2015-2A	2.630%	12/20/21	14,374	14,395
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2016-1A	2.990%	6/20/22	3,341	3,365
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	7,640	7,855
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-1A	3.450%	3/20/23	19,930	20,369
[4,8]	BAMLL Commercial Mortgage Securities Trust Class A Series 2012-PARK	2.959%	12/10/30	4,900	4,904
[4]	BAMLL Commercial Mortgage Securities Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	5,378
[4,8]	BAMLL Commercial Mortgage Securities Trust Class AMP Series 2019-BPR	3.287%	11/5/32	13,820	13,763
[4]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	6,999	7,578
[4]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	8,229	8,759
[4,7]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.360%	9/15/48	1,600	1,368
[4,7]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.135%	9/20/46	6,137	4,793
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	4,410
[4]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	13,860	15,434
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	908
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,500	6,207
[4,7]	BANK Class A4 Series 2018-BN12	4.255%	5/15/61	9,940	11,716
[4]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	13,190	14,892
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	3,508
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	3,080	3,413
[4]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	6,680	7,684
[4]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	7,533	8,594
[4,7]	Bank of America Mortgage Trust Class A2 Series 2002-J	3.590%	9/25/32	15	14
[4,7]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.874%	5/25/47	7,479	6,429
[4,7]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	3.110%	10/25/36	9,225	8,645
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	11,410	13,602
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	17,390	19,066
[4,7]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	5,990	6,773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Benchmark Mortgage Trust Class ASB Series 2018-B1	3.602%	1/15/51	3,740	4,123
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	8,042	9,157
[4,7]	Benchmark Mortgage Trust Class B Series 2018-B1	4.059%	1/15/51	2,700	2,967
[4,7]	Benchmark Mortgage Trust Class C Series 2018-B1	4.116%	1/15/51	4,200	4,204
[4,7]	Brazos Higher Education Authority Inc Class A16 Series 2005-3, 3M USD LIBOR + 0.200%	0.425%	6/25/26	6,223	6,211
[4,7]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	1.050%	2/25/30	11,760	11,773
[4,8]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	16,600	17,513
[4]	California Republic Auto Receivables Trust Class B Series 2016-2	2.520%	5/16/22	4,896	4,900
[4]	California Republic Auto Receivables Trust Class C Series 2016-2	3.510%	3/15/23	3,180	3,183
[4,8]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	3,565	3,591
[4,8]	Canadian Pacer Auto Receivables Trust Class A3 Series 2020-1A	1.830%	7/19/24	31,730	32,274
[4,8]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-1A	3.220%	9/19/22	7,330	7,410
[4,8]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-2A	3.440%	8/21/23	2,080	2,142
[4,8]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	4,170	4,323
[4,8]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	6,810	6,905
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	38,950	39,728
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2020-1	1.600%	11/15/24	141,500	144,316
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	13,130	13,705
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	25,320	26,057
[4]	Carmax Auto Owner Trust Class A3 Series 2019-4	2.020%	11/15/24	49,210	50,615
[4]	CarMax Auto Owner Trust Class A4 Series 2018-3	3.270%	3/15/24	13,310	13,935
[4]	CarMax Auto Owner Trust Class A4 Series 2018-4	3.480%	2/15/24	6,780	7,190
[4]	CarMax Auto Owner Trust Class A4 Series 2019-3	2.300%	4/15/25	7,570	7,899
[4]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	13,790	14,417
[4]	Carmax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	12,860	13,439
[4]	CarMax Auto Owner Trust Class B Series 2017-4	2.460%	8/15/23	4,830	4,933
[4]	CarMax Auto Owner Trust Class B Series 2018-1	2.830%	9/15/23	19,890	20,532
[4]	CarMax Auto Owner Trust Class B Series 2018-2	3.370%	10/16/23	4,755	4,959
[4]	CarMax Auto Owner Trust Class B Series 2018-4	3.670%	5/15/24	5,940	6,325
[4]	CarMax Auto Owner Trust Class B Series 2019-3	2.500%	4/15/25	9,610	10,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CarMax Auto Owner Trust Class B Series 2020-3	1.090%	3/16/26	7,740	7,800
[4]	CarMax Auto Owner Trust Class C Series 2017-4	2.700%	10/16/23	4,830	4,937
[4]	CarMax Auto Owner Trust Class C Series 2018-1	2.950%	11/15/23	6,170	6,341
[4]	CarMax Auto Owner Trust Class C Series 2018-2	3.570%	12/15/23	6,860	7,148
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	4,030	4,261
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	4,240	4,415
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	4,840	4,832
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	6,190	6,180
[4]	CarMax Auto Owner Trust Class D Series 2018-2	3.990%	4/15/25	5,300	5,503
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	2,730	2,881
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,930
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	6,030
[4,7]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	6,310	7,070
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	6,715	7,512
[4,7]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	6,299	5,873
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	25,764	27,879
[4,7,8]	CFCRE Commercial Mortgage Trust Class AJ Series 2011-C2	5.739%	12/15/47	14,930	15,392
[4,8]	Chesapeake Funding II LLC Class A1 Series 2018-1A	3.040%	4/15/30	11,308	11,484
[4,8]	Chesapeake Funding II LLC Class A1 Series 2018-1A	2.940%	4/15/31	23,419	23,863
[4,7]	CHL Mortgage Pass-Through Trust Class 1A1 Series 2006-HYB1	3.259%	3/20/36	4,944	4,148
[4,7]	CHL Mortgage Pass-Through Trust Class 3A1 Series 2007-HYB2	3.315%	2/25/47	5,510	4,303
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	10,304	11,012
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	18,100	19,494
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,895
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	6,350	6,624
[4,7]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	3,786	4,139
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	19,843	21,493
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	3,321	3,521
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	25,685	27,807
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	41,551	45,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	52,677	58,447
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	5,375
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	4,683	5,240
[4,7]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	8,750	10,261
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	41,720	45,272
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	38,271	41,032
[4]	Citigroup Commercial Mortgage Trust Class AAB Series 2013-GC15	3.942%	9/10/46	4,278	4,467
[4,8]	Citigroup Commercial Mortgage Trust Class AS Series 2012-GC8	3.683%	9/10/45	2,100	2,161
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	12,426	13,434
[4,7]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	5,394	5,784
[4,7]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC25	4.345%	10/10/47	6,146	6,556
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	9,500	10,267
[4,7]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.431%	7/10/47	6,380	6,626
[4,7]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC25	4.524%	10/10/47	1,035	1,020
[4,7]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.571%	9/10/58	4,000	3,891
[4,7]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.267%	9/15/50	9,500	9,067
[4,7]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	3.404%	7/25/37	384	343
[4,7,8]	COMM 2013-CCRE9 Mortgage Trust Class AM Series 2013-CR9	4.244%	7/10/45	11,250	11,855
[4,7,8]	COMM Mortgage Trust Class A Series 2014-277P	3.611%	8/10/49	33,245	35,424
[4,7,8]	COMM Mortgage Trust Class A2 Series 2013-SFS	2.987%	4/12/35	11,600	11,442
[4]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	4,956	4,976
[4]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	10,904	11,108
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	13,316	14,333
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	7,416	7,971
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	1,915	2,073
[4]	COMM Mortgage Trust Class A3 Series 2014-CR20	3.326%	11/10/47	21,620	22,997
[4]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	2,925	3,016
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	2,640	2,727
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	43,975	47,891
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	41,902	45,329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	18,117	19,764
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	1,580	1,656
[4,7]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.220%	7/10/45	12,916	13,790
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	3,290	3,418
[4,7]	COMM Mortgage Trust Class A4 Series 2014-CR14	4.236%	2/10/47	18,995	20,744
[4,7]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	20,250	22,091
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	1,876	2,016
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	9,248	9,880
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	39,667	44,179
[4]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	22,007	24,380
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	11,974	13,258
[4]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	9,930	10,749
[4,7]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	40,399	42,911
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	13,605	14,765
[4]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	47,740	52,267
[4]	COMM Mortgage Trust Class A5 Series 2014-CR18	3.828%	7/15/47	30,571	33,440
[4]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	11,922	13,129
[4]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	36,015	39,230
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	11,921	13,224
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	4,100	4,227
[4,8]	COMM Mortgage Trust Class AM Series 2012-CR3	3.416%	10/15/45	12,316	12,605
[4]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	1,990	2,008
[4,8]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	17,360	17,991
[4,7,8]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	18,565	20,206
[4,7]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	13,450	14,719
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	27,380	29,676
[4,7]	COMM Mortgage Trust Class B Series 2013-CR13	4.886%	11/10/46	4,517	4,798
[4,8]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	2,380	2,409
[4,7]	COMM Mortgage Trust Class C Series 2013-CR13	4.886%	11/10/46	8,240	8,261
[4,7,8]	COMM Mortgage Trust Class C Series 2013-CR9	4.244%	7/10/45	12,690	11,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	COMM Mortgage Trust Class C Series 2014-CR17	4.783%	5/10/47	10,175	9,783
[4,7]	COMM Mortgage Trust Class C Series 2015-CR27	4.454%	10/10/48	8,118	8,313
[4,5,7,8]	Connecticut Avenue Securities Trust Class 2M1 Series 2020-R02, 1M USD LIBOR + 0.750%	0.899%	1/25/40	51,643	51,590
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	42,350	46,478
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	41,832	46,414
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	15,680	17,430
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	57,943	64,143
[4,7]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.348%	8/15/48	10,600	9,014
[4,7]	CSAIL Commercial Mortgage Trust Class C Series 2016-C5	4.573%	11/15/48	7,660	7,293
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	31,390	37,633
[4]	DBJPM Mortgage Trust Class A5 Series 17-C6	3.328%	6/10/50	3,540	3,941
[4,7,8]	Delamare Cards MTN Issuer plc Class A1 Series 2018-1A, 1M USD LIBOR + 0.700%	0.847%	11/19/25	18,960	18,962
[4,8]	DLL LLC Class A3 Series 2019-1	2.890%	4/20/23	12,500	12,687
[4,8]	DLL LLC Class A3 Series 2019-MA2	2.340%	9/20/23	13,350	13,598
[4,8]	DLL LLC Class A3 Series 2019-MT3	2.080%	2/21/23	25,700	26,150
[4,8]	DLL LLC Class A4 Series 2018-ST2	3.590%	6/20/24	8,550	8,755
[4,8]	DLL LLC Class A4 Series 2019-DA1	2.920%	4/20/27	24,750	25,828
[4,8]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	5,810	5,983
[4]	Drive Auto Receivables Trust Class B Series 2020-2	1.420%	3/17/25	6,950	7,035
[4]	Drive Auto Receivables Trust Class C Series 2018-2	3.630%	8/15/24	2,334	2,341
[4]	Drive Auto Receivables Trust Class C Series 2018-3	3.720%	9/16/24	11,635	11,709
[4]	Drive Auto Receivables Trust Class C Series 2018-5	3.990%	1/15/25	28,750	29,607
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	5,790	5,957
[4,8]	Drive Auto Receivables Trust Class D Series 2016-CA	4.180%	3/15/24	12,615	12,816
[4]	Drive Auto Receivables Trust Class D Series 2017-1	3.840%	3/15/23	1,124	1,140
[4]	Drive Auto Receivables Trust Class D Series 2018-2	4.140%	8/15/24	28,740	29,734
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	16,140	16,760
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	26,460	28,060
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	15,870	16,667
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	5,010	5,143
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	5,010	5,126
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	6,160	6,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7,8]	Edsouth Indenture No 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	0.949%	10/25/56	12,111	11,912
[4,7,8]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	7,118	7,572
[4,8]	ELFI Graduate Loan Program LLC Class A2 Series 2018-A	3.430%	8/25/42	13,269	13,730
[4,8]	Enterprise Fleet Financing LLC Class A2 Series 2019-1	2.980%	10/20/24	5,705	5,794
[4,8]	Enterprise Fleet Financing LLC Class A2 Series 2020-1	1.780%	12/22/25	75,900	77,018
[4,8]	Enterprise Fleet Financing LLC Class A3 Series 2019-1	3.070%	10/20/24	13,690	14,266
[4,8]	Enterprise Fleet Financing LLC Class A3 Series 2020-1	1.860%	12/22/25	15,000	15,395
[4,8]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	14,400	14,400
[4,7]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR3	2.505%	11/25/36	3,036	2,410
[4,7]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR4	3.842%	1/25/37	5,355	3,940
[4,8]	FirstKey Homes Trust Class A Series FKH 2020-SFR2	1.266%	10/19/37	11,700	11,616
[4]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	14,470	14,533
[4]	Ford Credit Auto Lease Trust Class C Series 2020-B	1.700%	2/15/25	9,840	9,958
[4,8]	Ford Credit Auto Owner Trust Class A Series 2017-2	2.360%	3/15/29	17,345	17,922
[4,8]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	87,670	95,545
[4,8]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	19,600	21,054
[4,8]	Ford Credit Auto Owner Trust Class A Series 2019-1	3.520%	7/15/30	11,266	12,244
[4,8]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	21,100	22,036
[4,8]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	44,410	44,477
[4]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	26,820	28,113
[4,8]	Ford Credit Auto Owner Trust Class B Series 2017-2	2.600%	3/15/29	6,826	7,037
[4,8]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	32,080	34,803
[4,8]	Ford Credit Auto Owner Trust Class B Series 2018-2	3.610%	1/15/30	16,295	17,398
[4,8]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	20,070	20,922
[4,8]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	16,260	16,245
[4]	Ford Credit Auto Owner Trust Class B Series 2020-B	1.190%	1/15/26	15,500	15,729
[4,8]	Ford Credit Auto Owner Trust Class C Series 2017-2	2.750%	3/15/29	13,976	14,343
[4,8]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	7,305	7,749
[4]	Ford Credit Auto Owner Trust Class C Series 2019-A	3.250%	9/15/25	10,980	11,563
[4,8]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	24,724	25,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Ford Credit Auto Owner Trust Class C Series 2020-2	1.740%	4/15/33	13,080	13,069
[4]	Ford Credit Auto Owner Trust Class C Series 2020-B	2.040%	12/15/26	8,650	8,908
[4]	Ford Credit Floorplan Master Owner Trust A Class A Series 2019-1	2.840%	3/15/24	25,470	26,313
[4]	Ford Credit Floorplan Master Owner Trust A Class A Series 2019-4	2.440%	9/15/26	35,322	37,488
[4]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2019-3	2.230%	9/15/24	15,159	15,647
[4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2019-1	3.250%	4/15/26	7,753	8,301
[4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2019-3	2.420%	9/15/24	3,470	3,578
[4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2020-1	0.980%	9/15/25	9,700	9,686
[4]	Ford Credit Floorplan Master Owner Trust A Class C Series 2020-1	1.420%	9/15/25	10,430	10,436
[4]	Ford Credit Floorplan Master Owner Trust A Class D Series 2020-1	2.120%	9/15/25	14,670	14,652
[4,7,8]	Freddie Mac STACR REMIC Trust Class M1 Series 2020-DNA1, 1M USD LIBOR + 0.700%	0.849%	1/25/50	8,262	8,242
[4,7,8]	Freddie Mac STACR REMIC Trust Class M1 Series 2020-DNA2, 1M USD LIBOR + 0.750%	0.899%	2/25/50	42,328	42,122
[4,7,8]	Freddie Mac STACR REMIC Trust Class M1 Series 2020-HQA1, 1M USD LIBOR + 0.750%	0.899%	1/25/50	4,934	4,915
[4,7,8]	Freddie Mac Structured Agency Credit Risk Debt Notes Class M1 Series 2018-SPI1	3.721%	2/25/48	323	322
[4,8]	Global SC Finance VII Srl Class A Series 2020-2A	2.260%	11/19/40	16,540	16,561
[4]	GM Financial Automobile Leasing Trust Class B Series 2020-1	1.840%	12/20/23	14,540	14,810
[4]	GM Financial Automobile Leasing Trust Class B Series 2020-2	1.560%	7/22/24	5,420	5,512
[4]	GM Financial Automobile Leasing Trust Class B Series 2020-3	0.760%	10/21/24	5,940	5,943
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-1	2.040%	12/20/23	9,700	9,862
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	4,545	4,705
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-3	1.110%	10/21/24	10,880	10,868
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	6,680	6,788
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	6,470	6,729
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-3	1.710%	2/20/25	9,900	9,888
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-4	3.320%	6/17/24	6,690	7,041
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2019-4	1.760%	1/16/25	5,070	5,214
[4,8]	GM Financial Consumer Automobile Receivables Trust Class B Series 2017-3A	2.330%	3/16/23	2,650	2,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	5,700	5,709
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	7,010	7,003
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	2,200	2,222
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	2,710	2,707
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	3,400	3,394
[4,7]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.312%	11/19/35	932	840
[4,8]	GMF Floorplan Owner Revolving Trust Class A Series 2019-1	2.700%	4/15/24	13,920	14,380
[4,8,9]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	56,520	56,505
[4,8]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	3,940	3,947
[4,8,9]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	8,220	8,218
[4,8]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	3,210	3,224
[4,8,9]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	5,800	5,799
[4,8]	Golden Credit Card Trust Class A Series 2018-4A	3.440%	8/15/25	46,470	49,748
[4,7,8]	Gosforth Funding plc, Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.700%	8/25/60	5,967	5,967
[4,8]	GRACE Mortgage Trust Class A Series 2014-GRCE	3.369%	6/10/28	20,500	20,599
[4,8]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2019-1	3.210%	2/18/25	5,260	5,521
[4,8]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2020-1	1.850%	2/16/26	13,200	13,635
[4,8]	GS Mortgage Securities Corp II Class A Series 2012-BWTR	2.954%	11/5/34	36,047	35,967
[4,7]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	8,565	10,107
[4,8]	GS Mortgage Securities Corp. Trust Class A Series 2012-ALOHA	3.551%	4/10/34	32,716	32,969
[4]	GS Mortgage Securities Trust Class A3 Series 2015-GC34	3.244%	10/10/48	10,140	10,755
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	7,556	8,467
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	13,060	13,693
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GCJ14	3.955%	8/10/46	22,020	23,126
[4]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	19,370	20,704
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC28	3.136%	2/10/48	39,656	42,662
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	12,225	13,280
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	4,636	5,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	17,922	19,641
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	11,930	12,907
[4,7]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	5,772
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	3,920	4,400
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	8,000	8,900
[4,7]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.051%	7/10/46	22,934	24,603
[4]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	49,405	53,207
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	43,873	47,450
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	33,925	37,057
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	16,700	18,184
[4]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	35,733	38,663
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	4,625	5,132
[4,8]	GS Mortgage Securities Trust Class AS Series 2012-GC6	4.948%	1/10/45	1,000	1,031
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	1,410	1,522
[4,7]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	13,246	14,434
[4,7]	GS Mortgage Securities Trust Class B Series 2013-GCJ12	3.777%	6/10/46	8,250	8,524
[4,7]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.511%	9/10/47	10,665	9,609
[4,7,8]	GS Mortgage Securities Trust Class C Series 2011-GC3	5.610%	3/10/44	2,280	2,278
[4,7]	GS Mortgage Securities Trust Class C Series 2012-GCJ7	5.628%	5/10/45	7,150	6,872
[4,7,8]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.084%	7/10/46	5,650	5,465
[4,7]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.532%	9/10/47	17,556	14,337
[4,7]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.650%	10/10/48	12,080	10,830
[4,8]	Hardee's Funding LLC Class A23 Series 2018-1A	5.710%	6/20/48	24,794	25,790
[4,8]	Harley Marine Financing LLC Class A2 Series 2018-1A	5.682%	5/15/43	17,370	15,582
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2019-A	2.340%	2/15/24	40,800	41,483
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2020-A	1.870%	10/15/24	25,690	26,093
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	2.390%	11/15/26	9,060	9,393
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	1.930%	4/15/27	8,270	8,549
[4,8]	Hertz Fleet Lease Funding LP Class A2 Series 2018-1	3.230%	5/10/32	16,433	16,507
[4,8]	Hertz Vehicle Financing II LP Class A Series 2015-3A	2.670%	9/25/21	2,035	2,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Hertz Vehicle Financing II LP Class A Series 2016-2A	2.950%	3/25/22	4,460	4,465
[4,8]	Hilton USA Trust Class A Series 2016-HHV	3.719%	11/5/38	3,950	4,161
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2018-3	3.070%	11/21/24	5,460	5,631
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2018-4	3.300%	7/15/25	7,720	8,052
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2019-1	2.900%	6/18/24	7,470	7,805
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2019-3	1.850%	8/15/25	12,600	12,969
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	23,040	23,757
[4,8]	Houston Galleria Mall Trust Class A1A2 Series 2015-HGLR	3.087%	3/5/37	40,670	41,030
[4,8]	HPEFS Equipment Trust Class A3 Series 2019-1A	2.210%	9/20/29	2,300	2,333
[4,8]	HPEFS Equipment Trust Class A3 Series 2020-1A	1.760%	2/20/30	20,400	20,748
[4,8]	HPEFS Equipment Trust Class B Series 2019-1A	2.320%	9/20/29	6,820	6,943
[4,8]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	8,400	8,548
[4,8]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	3,800	3,872
[4,8]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	1,700	1,734
[4,8]	Hudson Yards Mortgage Trust Class A Series 2019-30HY	3.228%	7/10/39	11,750	13,148
[4,8]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	14,750	13,192
[4,8]	Hyundai Auto Lease Securitization Trust Class B Series 2020-B	0.810%	10/15/24	5,610	5,616
[4]	Hyundai Auto Receivables Trust Class A3 Series 2019-B	1.940%	2/15/24	44,700	45,650
[4]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	12,600	13,084
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	5,655	5,965
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	3,600	3,763
[4]	Hyundai Auto Receivables Trust Class B Series 2020-B	0.940%	12/15/25	3,870	3,887
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	8,220	8,212
[4]	Hyundai Auto Receivables Trust Class C Series 2020-B	1.600%	12/15/26	4,840	4,926
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	7,250	7,243
[4,8]	Hyundai Floorplan Master Owner Trust Class A Series 2019-1	2.680%	4/15/24	17,400	17,957
[4,7,8]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.997%	12/17/36	26,431	26,355
[4,7,8]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.297%	12/17/36	9,957	9,929
[4,7,8]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.847%	3/17/37	36,238	35,847
[4,7,8]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.097%	3/17/37	9,890	9,746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7,8]	Irvine Core Office Trust Class A2 Series 2013-IRV	3.173%	5/15/48	14,791	15,426
[4,8]	Jackson Park Trust Class A Series 2019-LIC	2.766%	10/14/39	17,540	18,693
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class A Series 2012-HSBC	3.093%	7/5/32	5,391	5,501
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2010-C2	4.070%	11/15/43	1,352	1,353
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	12,691	13,087
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C8	2.829%	10/15/45	9,543	9,799
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	2,330	2,491
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2011-C3	4.717%	2/15/46	12,526	12,515
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	13,421	14,337
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	14,880	16,109
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2012-LC9	2.840%	12/15/47	31,910	32,805
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	15,186	15,799
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	18,116	19,581
[4,7,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2011-C5	5.424%	8/15/46	4,100	4,195
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2012-C8	3.424%	10/15/45	4,030	4,166
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2012-CBX	4.271%	6/15/45	27,000	28,094
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	14,600	15,579
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class ASB Series 2014-C20	3.461%	7/15/47	12,419	12,991
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	4.962%	12/15/46	21,150	22,320
[4,7,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2010-C2	5.654%	11/15/43	6,225	6,192
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.078%	1/15/46	9,350	9,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.027%	12/15/46	9,770	10,135
[4,7,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.654%	11/15/43	7,100	4,634
[4,7,8]	JP Morgan Commercial Mortgage-Backed Securities Trust Class A4B Series 2011-RR1	4.717%	3/16/46	2,778	2,788
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C26	3.231%	1/15/48	28,373	30,268
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	21,082	23,398
[4,7]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	13,870	14,897
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	22,860	24,838
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	1,975	2,148
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	48,489	52,701
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	17,150	18,456
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C30	3.551%	7/15/48	23,680	25,599
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	22,187	24,815
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	17,866	18,934
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	27,200	29,364
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	28,340	30,819
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	10,982	11,963
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	51,660	57,335
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	12,364	13,619
[4,7]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.039%	7/15/45	7,520	7,929
[4,7]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	12,950	13,813
[4,7]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	15,901	17,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C15	3.659%	11/15/45	2,367	2,477
[4,7]	JPMBB Commercial Mortgage Securities Trust Class B Series 2013-C15	4.927%	11/15/45	17,820	18,730
[4,7]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.810%	2/15/47	13,200	13,867
[4,7]	JPMBB Commercial Mortgage Securities Trust Class C Series 2013-C15	5.198%	11/15/45	13,495	13,438
[4,7]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.810%	2/15/47	5,850	5,772
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	6,711
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	6,774
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	7,817	8,772
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	10,675	11,968
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	6,430	7,093
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	8,500	10,032
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	6,369
[4,7]	Lanark Master Issuer plc Class 1A Series 2018-2A, 3M USD LIBOR + 0.420%	0.676%	12/22/69	6,765	6,741
[4,7,8]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	9,405	10,022
[4,8]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	12,890	13,134
[4,8]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	16,829	17,308
[4,8]	LCCM Mortgage Trust Class A Series 2014-909	3.388%	5/15/31	18,640	18,704
[4,7]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	2.827%	4/25/34	203	187
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2019-1	2.040%	1/15/26	17,140	17,835
[4,8]	Mercedes-Benz Master Owner Trust Class A Series 2019-BA	2.610%	5/15/24	46,174	47,727
[4,7]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	3.320%	7/25/33	274	260
[4,7]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	1.765%	2/25/33	503	476
[4,8]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	6,680	6,962
[4,8]	MMAF Equipment Finance LLC Class A5 Series 2015-AA	2.490%	2/19/36	13,602	13,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	3,580	3,871
[4,8]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	6,400	6,886
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	8,093	8,520
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2014-C15	3.773%	4/15/47	36,290	39,248
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	9,280	10,004
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C24	3.479%	5/15/48	20,280	21,204
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C5	3.176%	8/15/45	21,548	22,226
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	4,692	4,834
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.082%	7/15/46	28,493	30,456
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.152%	8/15/46	24,216	26,098
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	3,830	4,148
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	8,300	9,002
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	27,425	28,777
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C15	4.051%	4/15/47	11,920	13,014
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	13,400	14,791
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	37,941	40,786
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	18,458	20,480
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	28,089	30,932
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	62,449	70,812
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	19,660	21,997
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series2014 C19	3.526%	12/15/47	23,220	25,397
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	16,600	17,844
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	21,398	23,266
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C17	3.741%	8/15/47	16,794	18,267
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	8,498	9,414
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2012-C5	3.792%	8/15/45	2,000	2,075
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,940	3,026
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	17,500	18,864
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	9,540	10,318
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	7,460	8,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2013-C12	3.824%	10/15/46	4,391	4,556
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.335%	6/15/47	22,920	22,924
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.082%	7/15/46	3,372	3,197
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.906%	4/15/47	1,895	1,970
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.768%	6/15/47	12,300	10,055
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.746%	5/15/49	2,210	2,101
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series Class A4 2013-C7	2.918%	2/15/46	6,400	6,641
[4]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	6,765	7,562
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	5,420	5,998
[4]	Morgan Stanley Capital I Trust 2012-C4 Class AS Series 2012-C4	3.773%	3/15/45	2,500	2,539
[4,8]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	27,955	29,841
[4,8]	Morgan Stanley Capital I Trust Class A Series 2014-CPT	3.350%	7/13/29	24,440	24,904
[4,8]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	28,061	29,946
[4,8]	Morgan Stanley Capital I Trust Class A2 Series 2012-STAR	3.201%	8/5/34	17,287	17,283
[4]	Morgan Stanley Capital I Trust Class A4 Series 2012-C4	3.244%	3/15/45	16,052	16,377
[4]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	41,942	46,646
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	11,960	13,103
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	22,321	24,021
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS9	3.594%	3/15/49	20,170	22,119
[4,7]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.584%	12/15/48	5,740	5,228
[4,7]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	2.637%	6/25/36	2,710	2,518
[4,8]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	34,485	31,336
[4,8]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	12,964	13,263
[4,8]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	11,784	12,280
[4,8]	Navient Private Education Refi Loan Trust Class A2 Series 2018-CA	3.520%	6/16/42	47,829	48,810
[4,8]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	37,550	39,676
[4,8]	Navient Student Loan Trust Class A1 Series 2018-EA	3.430%	12/15/59	1,664	1,665
[4,7,8]	Navient Student Loan Trust Class A2 Series 2016-2, 1M USD LIBOR + 1.050%	1.199%	6/25/65	820	821
[4,7,8]	Navient Student Loan Trust Class A2 Series 2016-3, 1M USD LIBOR + 0.850%	0.999%	6/25/65	490	490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7,8]	Navient Student Loan Trust Class A2 Series 2016-6, 1M USD LIBOR + 0.750%	0.899%	3/25/66	23,517	23,548
[4,8]	Navient Student Loan Trust Class A2 Series 2018-EA	3.390%	12/15/59	17,930	18,808
[4,8]	Navient Student Loan Trust Class A2 Series 2018-EA	4.000%	12/15/59	63,650	65,960
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-B	3.160%	12/16/24	10,430	10,896
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	7,290	7,668
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	20,100	21,046
[4,8]	One Bryant Park Trust Class A Series 2019-OBP	2.516%	9/15/54	17,640	18,899
[4,8]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,360	6,316
[4,7,8]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	1.026%	1/16/60	9,570	9,541
[4,7,8]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.151%	6/20/60	5,779	5,738
[4,7,8]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.097%	8/18/60	4,413	4,396
[4,8]	PFS Financing Corp Class A Series 2020-E	1.000%	10/15/25	8,280	8,307
[4,8]	PFS Financing Corp Class A Series 2020-F	0.930%	8/15/24	6,320	6,333
[4,8]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	15,220	15,416
[4,7,8]	PHEAA Student Loan Trust Class A Series 2016-2, 1M USD LIBOR + 0.950%	1.099%	11/25/65	20,006	19,967
[4,8]	Progress Residential Trust Class A Series 2018-SFR1	3.255%	3/17/35	17,796	17,865
[4,8]	Progress Residential Trust Class A Series 2018-SFR3	3.880%	10/17/35	23,326	23,828
[4,8]	Progress Residential Trust Class A Series 2020-SFR2	2.078%	6/17/37	3,717	3,781
[4,8]	Progress Residential Trust Class A Series 2020-SFR3	1.294%	10/17/27	7,000	6,981
[4,8]	Progress Residential Trust Class B Series 2018-SFR1	3.484%	3/17/35	2,220	2,240
[4,7,8]	RESIMAC Bastille Trust Class A1 Series 2018-1NC, 1M USD LIBOR + 0.850%	0.990%	12/5/59	10,658	10,632
[4,7,8]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	0.995%	4/10/50	2,457	2,446
[4,7,8]	RESIMAC Premier Class A1 Series 2018-1, 1M USD LIBOR + 0.800%	0.945%	11/10/49	11,440	11,415
[4,7]	RFMSI Series Trust Class 2A1 Series 2006-SA3	4.531%	9/25/36	2,912	2,272
[4,7]	RFMSI Trust Class 2A1 Series 2006-SA2	4.760%	8/25/36	8,127	6,918
[4]	Santander Drive Auto Receivables Trust Class B Series 2020-2	0.960%	11/15/24	9,560	9,601
[4]	Santander Drive Auto Receivables Trust Class C Series 2017-3	2.760%	12/15/22	1,371	1,376
[4]	Santander Drive Auto Receivables Trust Class C Series 2018-1	2.960%	3/15/24	14,290	14,371
[4]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	18,750	18,923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	24,110	24,087
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-1	3.320%	3/15/24	19,330	19,782
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	40,900	42,507
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	21,750	22,738
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	35,530	36,913
[4]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	25,830	26,377
[4]	Santander Drive Auto Receivables Trust Class D Series 2020-3	1.640%	11/16/26	26,900	26,843
[4,8]	Santander Retail Auto Lease Trust Class A3 Series 2020-A	1.740%	7/20/23	68,750	70,265
[4,8]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	29,990	30,777
[4,8]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	9,190	9,184
[4,8]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	15,340	15,636
[4,8]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	17,540	17,528
[4,8]	Securitized Term Auto Receivables Trust Class A4 Series 2018-1A	3.298%	11/25/22	5,360	5,481
[4,8]	Securitized Term Auto Receivables Trust Class A4 Series 2018-2A	3.544%	6/26/23	6,450	6,619
[4,8]	SLM Private Education Loan Trust Class B Series 2014-A	3.500%	11/15/44	4,100	4,149
[4,8]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	6,792	6,940
[4,8]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	14,063	14,520
[4,8]	SMB Private Education Loan Trust Class A2A Series 2018-A	3.500%	2/15/36	47,506	49,924
[4,8]	SMB Private Education Loan Trust Class A2A Series 2018-B, 1M USD LIBOR + 0.350%	3.600%	1/15/37	18,749	19,680
[4,8]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	22,223	23,761
[4,7,8]	SMB Private Education Loan Trust Class A2B Series 2016-B, 1M USD LIBOR + 1.450%	1.598%	2/17/32	6,353	6,390
[4,7,8]	SMB Private Education Loan Trust Class A2B Series 2016-C, 1M USD LIBOR + 1.100%	1.248%	9/15/34	7,315	7,317
[4,7,8]	SMB Private Education Loan Trust Class A2B Series 2017-A, 1M USD LIBOR + 0.900%	1.048%	9/15/34	10,080	9,949
[4,7,8]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.099%	1/25/39	1,036	1,034
[4,7,8]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	0.749%	7/25/40	590	588
[4,8]	SoFi Professional Loan Program LLC Class A2A Series 2018-A	2.390%	2/25/42	108	108
[4,8]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	2,538	2,568
[4,8]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	3,355	3,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	995	1,009
[4,8]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	12,164	12,396
[4,8]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	14,566	14,888
[4,8]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	2,976	3,019
[4,8]	SoFi Professional Loan Program LLC Class A2FX Series 2016-D	3.340%	8/25/47	26,034	26,797
[4,8]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	7,042	7,162
[4,8]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	7,769	7,931
[4,8]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	9,550	9,761
[4,8]	SoFi Professional Loan Program LLC Class A2FX Series 2018-C	3.590%	1/25/48	34,620	35,983
[4,8]	SoFi Professional Loan Program LLC Class A2FX Series 2018-D	3.600%	2/25/48	41,350	42,853
[4,8]	SoFi Professional Loan Program LLC Class A2FX Series 2019-B	3.090%	8/17/48	16,050	16,551
[4,8]	SoFi Professional Loan Program Trust Class A1FX Series 2020-A	2.060%	5/15/46	36,278	36,565
[4,8]	Stack Infrastructure Issuer LLC Class A2 Series 2019-1A	4.540%	2/25/44	12,599	13,386
[4]	Synchrony Card Funding LLC Class A Series 2019-A2	2.340%	6/15/25	25,243	26,041
[4]	Synchrony Card Issuance Trust Class A Series 2018-A1	3.380%	9/15/24	3,080	3,162
[4]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	66,395	69,124
[4]	Synchrony Credit Card Master Note Trust Class B Series 2017-2	2.820%	10/15/25	9,688	10,080
[4]	Synchrony Credit Card Master Note Trust Class C Series 2016-2C	2.950%	5/15/24	10,715	10,834
[4]	Synchrony Credit Card Master Note Trust Class C Series 2017-2	3.010%	10/15/25	13,000	13,510
[4,8]	Taco Bell Funding LLC Class A23 Series 2019-1A	4.970%	5/25/46	5,278	5,645
[4,8]	Taco Bell Funding LLC Class A2II Series 2016-1A	4.377%	5/25/46	8,276	8,320
[4,8]	Tesla Auto Lease Trust Class A4 Series 2019-A	2.200%	11/21/22	11,600	11,909
[4,8]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	3,620	3,639
[4,8]	Tesla Auto Lease Trust Class B Series 2020-A	1.180%	1/22/24	5,960	6,016
[4,8]	Tesla Auto Lease Trust Class C Series 2018-B	4.360%	10/20/21	10,340	10,587
[4,8]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	3,000	3,034
[4,8]	Textainer Marine Containers VII Ltd Class A Series 2019-1A	3.960%	4/20/44	9,786	9,990
[4,8]	Tidewater Auto Receivables Trust Class B Series 2018-AA	3.450%	11/15/24	1,191	1,193
[4,8]	Tidewater Auto Receivables Trust Class C Series 2018-AA	3.840%	11/15/24	6,913	7,022
[4,8]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	2,059	2,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	24,260	25,673
[4,8]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	2,640	2,813
[4,8]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	17,410	17,832
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	5/15/24	4,880	5,124
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-D	1.990%	2/18/25	9,410	9,792
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	29,200	30,164
[4,8]	Trafigura Securitisation Finance PLC Class A2 Series 2018-1A	3.730%	3/15/22	49,490	49,984
[4,8]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	21,060	21,708
[4,8]	TRIP Rail Master Funding LLC Class A1 Series 2017-1A	2.709%	8/15/47	1,101	1,103
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	6,274
[4]	UBS Commercial Mortgage Trust Class AS Series 2012-C1	4.171%	5/10/45	1,250	1,292
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	5,849	6,594
[4,8]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	25,038	24,981
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	7,560	7,901
[4]	UBS-Barclays Commercial Mortgage Trust Class A5 Series 2012-C4	2.850%	12/10/45	9,054	9,376
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	2,304	2,383
[4,8]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	5,930	6,176
[4]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	16,635	17,161
[4]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	37,380	37,386
[4]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	12,480	12,500
[4,8]	VNDO Mortgage Trust Class A Series 2012-6AVE	2.996%	11/15/30	13,561	13,891
[4,8]	VNDO Mortgage Trust Class A Series 2013-PENN	3.808%	12/13/29	11,130	11,102
[4,7,8]	VNDO Mortgage Trust Class B Series 2013-PENN	3.947%	12/13/29	3,270	3,267
[4,7,8]	VNDO Mortgage Trust Class C Series 2013-PENN	3.947%	12/13/29	2,450	2,443
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-1	3.150%	7/22/24	6,970	7,180
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-2	3.330%	2/20/25	8,910	9,290
[4,7]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	2.790%	9/25/33	546	542
[4,7]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	3.895%	1/25/33	92	87
[4,7]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	2.694%	8/25/33	328	320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2012-LC5	2.918%	10/15/45	26,438	27,345
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	20,694	22,686
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	8,255	8,832
[4,7]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	35,662	38,253
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	31,074	33,281
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	55,212	61,088
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	20,610	22,824
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	23,212	25,875
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C32	3.560%	1/15/59	35,600	39,229
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	9,590	10,638
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	6,308
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	26,970	30,436
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	21,107	23,563
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C42	3.589%	12/15/50	12,935	14,613
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	7,660	8,676
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	14,035	16,406
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	17,740	21,135
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	6,170	6,929
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	33,030	35,706
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	31,300	34,045
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	15,680	17,618
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2012-LC5	3.539%	10/15/45	1,650	1,698
[4,7]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.275%	7/15/46	4,906	5,217
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	7,100	7,624
[4,7]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	17,222	18,943
[4,7]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	8,550	9,453
[4,7]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2013-LC12	3.928%	7/15/46	5,092	5,322
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	7,894	9,099
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	12,250	11,286
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	6,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-C29	4.213%	6/15/48	12,420	11,967
[4,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-C30	4.498%	9/15/58	11,490	11,186
[4,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.536%	9/15/58	14,300	13,901
[4,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	5,973	5,647
[4,7]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	2.772%	10/25/36	4,115	3,835
[4,8]	Wendy's Funding LLC Class A21 Series 2018-1A	3.573%	3/15/48	6,312	6,494
[4,7,8]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	35,485	36,151
[4]	WFRBS Commercial Mortgage Trust Class A2 Series 2012-C7	3.431%	6/15/45	11,800	12,114
[4]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C10	2.875%	12/15/45	10,955	11,273
[4]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C8	3.001%	8/15/45	4,491	4,631
[4]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C9	2.870%	11/15/45	21,367	22,028
[4,8]	WFRBS Commercial Mortgage Trust Class A4 Series 2011-C3	4.375%	3/15/44	10,471	10,541
[4,7]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	14,980	16,123
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	9,770	10,565
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C19	3.829%	3/15/47	19,900	21,369
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	1,706	1,800
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C23	3.650%	10/15/57	12,363	13,437
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	2,690	2,876
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	14,650	15,928
[4,7]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	27,830	30,284
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	23,553	25,731
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	22,461	24,542
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	45,404	49,417
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	10,655	11,771
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	17,438	18,966
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	37,269	40,567
[4,7]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C7	4.090%	6/15/45	5,056	5,070
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	2,860	2,953
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,230	2,338
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	7,130	7,609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	2,224	2,317
[4]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C18	3.676%	12/15/46	4,320	4,506
[4,7]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.688%	12/15/46	5,775	6,138
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	11,110	10,855
[4,7]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	3,966
[4]	World Omni Auto Receivables Trust Class A4 Series 2018-D	3.440%	12/16/24	3,660	3,858
[4]	World Omni Auto Receivables Trust Class A4 Series 2019-A	3.220%	6/16/25	6,060	6,372
[4]	World Omni Auto Receivables Trust Class B Series 2018-A	2.890%	4/15/25	8,670	8,951
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	5,210	5,423
[4]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	4,350	4,397
[4]	World Omni Auto Receivables Trust Class B Series 2020-C	0.870%	10/15/26	8,950	8,936
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	3,900	3,894
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2019-A	3.240%	7/15/24	7,630	7,831
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,409,720)					9,774,144
Corporate Bonds (68.6%)
Communications (4.1%)
[10]	AT&T Inc.	2.650%	12/17/21	14,550	17,375
	AT&T Inc.	3.000%	6/30/22	36,594	37,981
	AT&T Inc.	2.625%	12/1/22	9,800	10,190
[10]	AT&T Inc.	1.950%	9/15/23	14,505	17,800
	AT&T Inc.	4.050%	12/15/23	3,985	4,402
	AT&T Inc.	4.450%	4/1/24	2,710	3,018
	AT&T Inc.	3.950%	1/15/25	9,750	10,870
	AT&T Inc.	3.400%	5/15/25	72,549	79,870
	AT&T Inc.	3.600%	7/15/25	1,690	1,875
[8]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	3,105	3,225
[8]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	830	849
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	195,002	206,660
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	59,747	66,087
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	77,116	88,770
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	6,756	8,003
	Comcast Corp.	3.600%	3/1/24	820	901
	Comcast Corp.	3.700%	4/15/24	79,976	88,071
	Comcast Corp.	3.375%	2/15/25	23,821	26,306
	Comcast Corp.	3.100%	4/1/25	36,640	40,218
	Comcast Corp.	3.375%	8/15/25	56,220	62,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.950%	10/15/25	10,000	11,457
[8]	Cox Communications Inc.	3.150%	8/15/24	27,090	29,158
	CSC Holdings LLC	6.750%	11/15/21	4,888	5,114
[8]	CSC Holdings LLC	5.375%	2/1/28	4,745	5,042
[8]	CSC Holdings LLC	7.500%	4/1/28	1,100	1,205
[8]	CSC Holdings LLC	5.750%	1/15/30	1,780	1,898
[8]	CSC Holdings LLC	4.625%	12/1/30	4,395	4,384
[8]	Deutsche Telekom International Finance BV	2.485%	9/19/23	15,700	16,419
	Discovery Communications LLC	2.950%	3/20/23	55,062	57,948
	Discovery Communications LLC	3.800%	3/13/24	25,344	27,586
	Discovery Communications LLC	3.900%	11/15/24	28,005	30,985
	Discovery Communications LLC	3.950%	6/15/25	3,180	3,554
[8]	Expedia Group Inc.	3.600%	12/15/23	4,840	4,976
[8]	Expedia Group Inc.	6.250%	5/1/25	648	713
[8]	Expedia Group Inc.	4.625%	8/1/27	3,310	3,454
	Fox Corp.	3.666%	1/25/22	47,384	49,277
	Fox Corp.	4.030%	1/25/24	34,626	37,986
	Fox Corp.	3.050%	4/7/25	61,451	66,975
[8]	Frontier Communications Corp.	5.875%	10/15/27	988	1,004
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	63,355	65,271
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	9,800	10,840
	Lamar Media Corp.	5.750%	2/1/26	884	914
	Lamar Media Corp.	3.750%	2/15/28	1,335	1,332
	Lamar Media Corp.	4.875%	1/15/29	630	655
	Lamar Media Corp.	4.000%	2/15/30	2,120	2,141
[8]	Level 3 Financing Inc.	4.625%	9/15/27	2,760	2,815
[8]	Level 3 Financing Inc.	4.250%	7/1/28	2,910	2,954
[8]	Level 3 Financing Inc.	3.625%	1/15/29	2,350	2,274
[8]	Netflix Inc.	3.625%	6/15/25	11,303	11,727
	Netflix Inc.	5.875%	11/15/28	354	422
[8]	Nexstar Broadcasting Inc.	5.625%	7/15/27	3,875	4,040
[8]	Nexstar Broadcasting Inc.	4.750%	11/1/28	2,898	2,934
	Omnicom Group Inc.	3.625%	5/1/22	112,940	118,149
[8]	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	1,830	1,857
	Qwest Corp.	6.750%	12/1/21	33,857	35,423
	Rogers Communications Inc.	3.000%	3/15/23	1,180	1,242
[8]	Sirius XM Radio Inc.	4.625%	7/15/24	7,470	7,694
[8]	Sirius XM Radio Inc.	5.000%	8/1/27	700	732
[8]	Sky Ltd.	3.125%	11/26/22	50,680	53,401
[8]	Sky Ltd.	3.750%	9/16/24	48,460	53,951
	Sprint Corp.	7.125%	6/15/24	10,496	12,070
	Sprint Corp.	7.625%	3/1/26	3,640	4,432
[8]	Switch Ltd.	3.750%	9/15/28	1,295	1,301
[8]	Tegna Inc.	4.750%	3/15/26	3,755	3,868
	Telefonica Emisiones SA	5.462%	2/16/21	14,200	14,413
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,730	10,211
	T-Mobile USA Inc.	6.000%	3/1/23	25,187	25,219
[8]	T-Mobile USA Inc.	3.500%	4/15/25	225,465	246,917
	T-Mobile USA Inc.	4.500%	2/1/26	9,536	9,774
	TWDC Enterprises 18 Corp.	2.550%	2/15/22	1,940	1,996
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	17,960	18,682
[8]	Twitter Inc.	3.875%	12/15/27	1,786	1,873
[11]	Verizon Communications Inc.	3.500%	2/17/23	13,960	10,404
	Verizon Communications Inc.	5.150%	9/15/23	48,250	54,448
	Verizon Communications Inc.	4.150%	3/15/24	10,600	11,735
	Verizon Communications Inc.	3.500%	11/1/24	19,300	21,270
	Verizon Communications Inc.	3.376%	2/15/25	41,235	45,703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Verizon Communications Inc.	1.680%	10/30/30	4,509	4,462
[7,11]	Verizon Communications Inc., 3M Australian Bank Bill Rate + 1.220%	1.320%	2/17/23	33,310	23,535
	ViacomCBS Inc.	3.375%	3/1/22	14,170	14,582
	ViacomCBS Inc.	2.500%	2/15/23	13,525	13,976
	ViacomCBS Inc.	2.900%	6/1/23	28,430	29,592
	ViacomCBS Inc.	4.250%	9/1/23	136,705	148,765
	ViacomCBS Inc.	3.500%	1/15/25	9,000	9,786
	ViacomCBS Inc.	4.750%	5/15/25	87,959	100,935
[8]	Virgin Media Finance plc	5.000%	7/15/30	1,870	1,858
[8]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	3,425	3,416
[10]	Vivendi SA	0.000%	6/13/22	14,600	17,071
[8]	Vmed O2 UK Financing I plc	4.250%	1/31/31	2,625	2,625
	Vodafone Group plc	2.950%	2/19/23	21,212	22,323
	Vodafone Group plc	3.750%	1/16/24	118,507	128,977
[7,11]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.140%	12/13/22	4,360	3,058
	Walt Disney Co.	4.500%	2/15/21	2,300	2,327
	Walt Disney Co.	1.650%	9/1/22	6,365	6,519
	Walt Disney Co.	3.000%	9/15/22	7,190	7,536
	Walt Disney Co.	1.750%	8/30/24	107,627	111,632
	Walt Disney Co.	3.700%	9/15/24	5,090	5,632
	Walt Disney Co.	3.350%	3/24/25	81,990	90,924
[8]	WMG Acquisition Corp.	3.000%	2/15/31	2,035	1,933
	WPP Finance 2010	3.625%	9/7/22	1,045	1,098
[8]	Zayo Group Holdings Inc.	4.000%	3/1/27	2,445	2,396
[8]	Zayo Group Holdings Inc.	6.125%	3/1/28	1,547	1,566
					2,765,915
Consumer Discretionary (4.1%)
[8]	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	3,544	3,633
[8]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	545	550
[8]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	2,210	2,238
[8,12]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	2,610	2,584
	Amazon.com Inc.	2.800%	8/22/24	4,113	4,439
	Amazon.com Inc.	5.200%	12/3/25	22,990	27,817
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	1,000	1,016
	American Honda Finance Corp.	1.650%	7/12/21	6,005	6,061
	American Honda Finance Corp.	3.375%	12/10/21	87,100	89,937
[10]	American Honda Finance Corp.	1.600%	4/20/22	20,300	24,250
[10]	American Honda Finance Corp.	0.350%	8/26/22	76,605	90,079
	American Honda Finance Corp.	2.600%	11/16/22	2,470	2,577
	American Honda Finance Corp.	2.050%	1/10/23	9,900	10,227
	American Honda Finance Corp.	1.950%	5/10/23	68,000	70,358
	American Honda Finance Corp.	0.875%	7/7/23	72,000	72,563
	American Honda Finance Corp.	0.650%	9/8/23	7,500	7,518
	American Honda Finance Corp.	3.625%	10/10/23	112,000	121,604
	American Honda Finance Corp.	2.400%	6/27/24	33,500	35,460
	American Honda Finance Corp.	2.150%	9/10/24	40,628	42,714
	American Honda Finance Corp.	1.200%	7/8/25	17,716	17,891
[8]	ANGI Group LLC	3.875%	8/15/28	1,183	1,164
[8]	Asbury Automotive Group Inc.	4.500%	3/1/28	2,168	2,190
[8]	Asbury Automotive Group Inc.	4.750%	3/1/30	615	632
	AutoZone Inc.	2.875%	1/15/23	4,544	4,769
	AutoZone Inc.	3.625%	4/15/25	33,697	37,446
	BorgWarner Inc.	3.375%	3/15/25	11,300	12,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	1,345	1,412
[8]	Caesars Entertainment Inc.	6.250%	7/1/25	2,420	2,474
[8]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	602	619
[8]	Carnival Corp.	11.500%	4/1/23	2,543	2,810
[8]	Churchill Downs Inc.	5.500%	4/1/27	3,910	4,027
[8]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,873
[8]	Clarios Global LP	6.750%	5/15/25	1,200	1,269
[8]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	1,800	1,872
[8]	Cornerstone Building Brands Inc.	6.125%	1/15/29	1,050	1,071
	Dana Inc.	5.375%	11/15/27	1,204	1,243
	Dana Inc.	5.625%	6/15/28	1,791	1,881
[8]	ERAC USA Finance LLC	2.600%	12/1/21	7,215	7,359
[8]	ERAC USA Finance LLC	3.300%	10/15/22	34,000	35,597
[8]	ERAC USA Finance LLC	2.700%	11/1/23	21,000	22,051
	Ford Motor Co.	8.500%	4/21/23	6,468	7,133
	Ford Motor Credit Co. LLC	3.339%	3/28/22	20,300	20,248
	Ford Motor Credit Co. LLC	3.087%	1/9/23	12,252	12,128
	Ford Motor Credit Co. LLC	5.125%	6/16/25	4,809	4,994
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5,923	5,829
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,763	1,694
	General Motors Co.	4.875%	10/2/23	32,904	35,842
	General Motors Co.	5.400%	10/2/23	54,240	59,975
	General Motors Co.	6.125%	10/1/25	60,477	70,745
	General Motors Financial Co. Inc.	4.200%	3/1/21	44,231	44,532
	General Motors Financial Co. Inc.	4.375%	9/25/21	59,030	60,785
	General Motors Financial Co. Inc.	4.200%	11/6/21	43,800	45,142
	General Motors Financial Co. Inc.	3.450%	4/10/22	15,908	16,379
	General Motors Financial Co. Inc.	3.150%	6/30/22	4,900	5,040
	General Motors Financial Co. Inc.	3.250%	1/5/23	19,510	20,226
	General Motors Financial Co. Inc.	5.200%	3/20/23	106,650	115,833
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,800	10,422
	General Motors Financial Co. Inc.	4.150%	6/19/23	5,500	5,855
	General Motors Financial Co. Inc.	5.100%	1/17/24	45,250	49,517
	General Motors Financial Co. Inc.	3.950%	4/13/24	24,350	25,928
	General Motors Financial Co. Inc.	3.500%	11/7/24	52,385	55,328
	General Motors Financial Co. Inc.	2.900%	2/26/25	9,520	9,885
	General Motors Financial Co. Inc.	4.350%	4/9/25	9,216	10,068
	General Motors Financial Co. Inc.	4.300%	7/13/25	6,000	6,531
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	2,510	2,761
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	3,633	3,565
[8]	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	6,244	6,261
[8]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	28,944	29,420
[8]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	14,500	15,307
[8]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	3,183	3,286
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	2,765	2,820
[8]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	860	901
[8]	International Game Technology plc	6.250%	1/15/27	540	574
[8]	International Game Technology plc	5.250%	1/15/29	1,830	1,816
[8]	Ken Garff Automotive LLC	4.875%	9/15/28	2,859	2,830
[8]	L Brands Inc.	6.875%	7/1/25	790	847
	Lennar Corp.	5.375%	10/1/22	2,565	2,725
	Lennar Corp.	5.250%	6/1/26	700	795
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	1,775	1,908
[8]	Live Nation Entertainment Inc.	4.750%	10/15/27	1,361	1,252
	Lowe's Cos. Inc.	3.125%	9/15/24	7,405	8,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marriott International Inc.	5.750%	5/1/25	2,575	2,861
	Marriott International Inc.	4.625%	6/15/30	6,836	7,282
	McDonald's Corp.	3.350%	4/1/23	9,000	9,578
	McDonald's Corp.	3.375%	5/26/25	11,755	13,002
	McDonald's Corp.	3.300%	7/1/25	48,201	53,296
	McDonald's Corp.	1.450%	9/1/25	24,300	24,993
[8]	Michaels Stores Inc.	4.750%	10/1/27	983	961
[8]	Nissan Motor Acceptance Corp.	1.900%	9/14/21	11,962	12,000
[8]	Nissan Motor Acceptance Corp.	3.650%	9/21/21	17,140	17,451
[8]	Nissan Motor Co Ltd.	3.043%	9/15/23	89,000	90,215
[8]	Nissan Motor Co Ltd.	3.522%	9/17/25	48,500	48,863
	Penske Automotive Group Inc.	3.500%	9/1/25	2,900	2,914
	PulteGroup Inc.	5.500%	3/1/26	2,323	2,680
	PulteGroup Inc.	5.000%	1/15/27	1,310	1,497
	Ralph Lauren Corp.	1.700%	6/15/22	9,800	9,996
	Ross Stores Inc.	0.875%	4/15/26	43,000	42,620
[8]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	592	646
[8]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	596	620
[8]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	1,185	1,351
	TJX Cos. Inc.	3.500%	4/15/25	36,000	40,007
[10]	Toyota Finance Australia Ltd.	1.584%	4/21/22	29,010	34,700
	Toyota Motor Corp.	3.419%	7/20/23	1,750	1,890
	Toyota Motor Credit Corp.	3.300%	1/12/22	3,210	3,317
	Toyota Motor Credit Corp.	1.150%	5/26/22	28,687	29,002
	Toyota Motor Credit Corp.	2.700%	1/11/23	7,080	7,427
	Toyota Motor Credit Corp.	2.900%	3/30/23	102,075	108,122
	Toyota Motor Credit Corp.	0.500%	8/14/23	50,000	50,266
	Toyota Motor Credit Corp.	1.350%	8/25/23	72,000	73,700
	Toyota Motor Credit Corp.	3.450%	9/20/23	97,255	105,403
	Toyota Motor Credit Corp.	2.900%	4/17/24	2,130	2,288
	Toyota Motor Credit Corp.	3.000%	4/1/25	41,000	44,944
	Toyota Motor Credit Corp.	0.800%	10/16/25	72,500	72,398
	TRI Pointe Group Inc.	5.700%	6/15/28	6,000	6,645
[8]	Vail Resorts Inc.	6.250%	5/15/25	6,103	6,423
[10]	Volkswagen Financial Services AG	2.500%	4/6/23	14,505	17,847
[10]	Volkswagen Financial Services AG	0.875%	4/12/23	14,500	17,192
[11]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	8,050	5,859
[8]	Volkswagen Group of America Finance LLC	2.500%	9/24/21	28,800	29,305
[8]	Volkswagen Group of America Finance LLC	4.000%	11/12/21	63,563	65,782
[8]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	40,000	41,308
[8]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	65,420	67,794
[8]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	26,600	28,091
[8]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	4,500	4,877
[8]	White Cap Buyer LLC	6.875%	10/15/28	993	1,018
[8]	William Carter Co.	5.500%	5/15/25	3,706	3,882
[8]	Williams Scotsman International Inc.	4.625%	8/15/28	2,530	2,543
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	996	990
					2,779,603
Consumer Staples (3.8%)
[8]	Alimentation Couche-Tard Inc.	2.700%	7/26/22	59,525	61,451
	Altria Group Inc.	3.490%	2/14/22	177,660	184,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	2.850%	8/9/22	24,480	25,491
[10]	Altria Group Inc.	1.000%	2/15/23	14,505	17,255
	Altria Group Inc.	4.000%	1/31/24	34,250	37,569
	Altria Group Inc.	2.350%	5/6/25	18,450	19,457
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	27,283	28,876
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	131,206	148,742
	BAT Capital Corp.	3.222%	8/15/24	54,806	58,793
	BAT Capital Corp.	3.215%	9/6/26	6,000	6,463
	BAT Capital Corp.	4.700%	4/2/27	10,000	11,422
[10]	BAT International Finance plc	4.875%	2/24/21	13,350	15,781
[13]	BAT International Finance plc	1.750%	7/5/21	14,538	18,936
[8]	BAT International Finance plc	3.950%	6/15/25	74,200	82,479
	BAT International Finance plc	1.668%	3/25/26	32,250	32,373
	Bunge Ltd. Finance Corp Co.	1.630%	8/17/25	6,310	6,344
	Campbell Soup Co.	3.650%	3/15/23	47,173	50,395
[10]	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	14,550	17,420
	Conagra Brands Inc.	4.300%	5/1/24	10,000	11,124
	Constellation Brands Inc.	2.650%	11/7/22	33,800	35,156
	Constellation Brands Inc.	3.200%	2/15/23	11,450	12,081
	Constellation Brands Inc.	4.250%	5/1/23	88,704	96,466
	Constellation Brands Inc.	4.750%	11/15/24	9,500	10,943
	Constellation Brands Inc.	4.400%	11/15/25	11,788	13,632
[10]	Diageo Finance plc	0.250%	10/22/21	24,145	28,245
	Dollar General Corp.	3.250%	4/15/23	17,576	18,633
	Estee Lauder Cos. Inc.	2.000%	12/1/24	5,860	6,167
	General Mills Inc.	2.600%	10/12/22	27,900	29,014
	General Mills Inc.	3.700%	10/17/23	12,000	13,079
	Grupo Bimbo SAB de CV	4.500%	1/25/22	12,578	13,108
[8]	Grupo Bimbo SAB de CV	4.500%	1/25/22	11,180	11,655
	Hershey Co.	0.900%	6/1/25	9,900	10,001
	JM Smucker Co.	3.500%	3/15/25	15,800	17,671
	Kellogg Co.	3.125%	5/17/22	8,900	9,231
	Kellogg Co.	2.650%	12/1/23	8,000	8,478
	Keurig Dr Pepper Inc.	3.551%	5/25/21	55,687	56,676
	Keurig Dr Pepper Inc.	4.057%	5/25/23	107,813	116,984
	Keurig Dr Pepper Inc.	3.130%	12/15/23	15,320	16,404
	Keurig Dr Pepper Inc.	4.417%	5/25/25	33,100	37,999
	Kimberly-Clark Corp.	3.050%	8/15/25	4,800	5,284
[8]	Kraft Heinz Foods Co.	3.875%	5/15/27	4,770	5,025
	Kroger Co.	2.950%	11/1/21	33,537	34,319
	Kroger Co.	3.400%	4/15/22	23,900	24,748
	Kroger Co.	2.800%	8/1/22	35,058	36,407
	Kroger Co.	3.850%	8/1/23	9,800	10,613
	Kroger Co.	4.000%	2/1/24	19,700	21,682
[8]	Lamb Weston Holdings Inc.	4.625%	11/1/24	7,283	7,538
[8]	Lamb Weston Holdings Inc.	4.875%	11/1/26	1,924	1,994
[8]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,210	2,403
	McCormick & Co. Inc.	2.700%	8/15/22	5,900	6,125
	McCormick & Co. Inc.	3.150%	8/15/24	10,250	11,097
[8]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	4,800	4,943
[8]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	44,080	46,217
	Mondelez International Inc.	0.625%	7/1/22	59,075	59,312
	Mondelez International Inc.	2.125%	4/13/23	36,550	37,893
	Mondelez International Inc.	1.500%	5/4/25	43,130	44,250
[8]	Nestle Holdings Inc.	3.500%	9/24/25	14,500	16,294
	PepsiCo Inc.	2.250%	3/19/25	26,850	28,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Performance Food Group Inc.	5.500%	6/1/24	3,371	3,384
[8]	Performance Food Group Inc.	6.875%	5/1/25	997	1,069
[8]	Performance Food Group Inc.	5.500%	10/15/27	2,807	2,884
[8]	Pernod Ricard SA	5.750%	4/7/21	11,596	11,856
[8]	Pernod Ricard SA	4.450%	1/15/22	11,785	12,343
[8]	Pernod Ricard SA	4.250%	7/15/22	18,900	20,032
	Philip Morris International Inc.	2.500%	8/22/22	19,354	20,072
	Philip Morris International Inc.	2.500%	11/2/22	12,335	12,819
	Philip Morris International Inc.	2.625%	3/6/23	7,200	7,565
	Philip Morris International Inc.	1.125%	5/1/23	35,600	36,152
	Philip Morris International Inc.	2.125%	5/10/23	10,600	11,004
	Philip Morris International Inc.	2.875%	5/1/24	9,000	9,666
	Philip Morris International Inc.	1.500%	5/1/25	32,100	33,089
	Philip Morris International Inc.	0.875%	5/1/26	34,000	33,825
[8]	Post Holdings Inc.	5.750%	3/1/27	700	733
[8]	Post Holdings Inc.	4.625%	4/15/30	2,661	2,731
[8]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	130,598	134,175
[8]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	165,355	176,267
	Reynolds American Inc.	4.450%	6/12/25	60,938	68,823
	Sysco Corp.	5.650%	4/1/25	13,000	15,345
	Target Corp.	2.250%	4/15/25	2,670	2,852
	Tyson Foods Inc.	4.500%	6/15/22	22,599	23,834
	Tyson Foods Inc.	3.900%	9/28/23	20,328	22,172
	Tyson Foods Inc.	3.950%	8/15/24	52,199	58,072
	Unilever Capital Corp.	2.600%	5/5/24	52,955	56,437
[8]	United Natural Foods Inc.	6.750%	10/15/28	1,767	1,796
	Walmart Inc.	3.300%	4/22/24	11,670	12,689
	Walmart Inc.	2.850%	7/8/24	16,770	18,151
					2,611,086
Energy (7.1%)
	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	63,714	66,587
	BP Capital Markets America Inc.	3.245%	5/6/22	56,135	58,487
	BP Capital Markets America Inc.	2.520%	9/19/22	32,365	33,559
	BP Capital Markets America Inc.	2.937%	4/6/23	33,895	35,786
	BP Capital Markets America Inc.	2.750%	5/10/23	71,181	75,072
	BP Capital Markets America Inc.	3.216%	11/28/23	50,765	54,350
	BP Capital Markets America Inc.	3.790%	2/6/24	63,231	69,002
	BP Capital Markets America Inc.	3.224%	4/14/24	48,592	52,243
	BP Capital Markets America Inc.	3.194%	4/6/25	40,652	44,392
	BP Capital Markets plc	3.062%	3/17/22	1,465	1,517
	BP Capital Markets plc	2.500%	11/6/22	24,155	25,137
	BP Capital Markets plc	3.814%	2/10/24	35,810	39,164
	BP Capital Markets plc	3.535%	11/4/24	16,530	18,183
	BP Capital Markets plc	3.506%	3/17/25	10,360	11,465
	Buckeye Partners LP	4.150%	7/1/23	3,230	3,190
	Canadian Natural Resources Ltd.	2.950%	1/15/23	39,634	41,021
	Canadian Natural Resources Ltd.	3.800%	4/15/24	4,022	4,304
	Canadian Natural Resources Ltd.	3.900%	2/1/25	6,498	7,010
	Canadian Natural Resources Ltd.	2.050%	7/15/25	8,582	8,673
	Cenovus Energy Inc.	3.000%	8/15/22	4,650	4,603
	Cenovus Energy Inc.	5.375%	7/15/25	5,250	5,532
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	100,187	114,814
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	61,361	69,448
[8]	Cheniere Energy Inc.	4.625%	10/15/28	3,665	3,784
	Chevron Corp.	1.554%	5/11/25	56,905	58,697
	Chevron USA Inc.	0.687%	8/12/25	41,320	41,081
	Cimarex Energy Co.	4.375%	6/1/24	6,805	7,264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	43,545	45,336
	CNOOC Finance 2014 ULC	4.250%	4/30/24	31,319	34,489
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	17,163	18,753
	CNPC General Capital Ltd.	3.950%	4/19/22	2,147	2,239
	ConocoPhillips Co.	2.400%	12/15/22	21,507	22,149
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,869
	Diamondback Energy Inc.	2.875%	12/1/24	46,585	47,226
	Diamondback Energy Inc.	4.750%	5/31/25	6,060	6,588
	Ecopetrol SA	5.375%	6/26/26	3,205	3,538
	Empresa Nacional del Petroleo	4.375%	10/30/24	9,675	10,444
	Empresa Nacional del Petroleo	3.750%	8/5/26	8,245	8,681
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	7,686	8,800
	Enbridge Energy Partners LP	5.875%	10/15/25	10,441	12,421
	Enbridge Inc.	2.900%	7/15/22	12,898	13,346
	Enbridge Inc.	4.000%	10/1/23	32,750	35,397
	Enbridge Inc.	2.500%	1/15/25	25,250	26,367
[8]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	1,196	1,241
	Energy Transfer Operating LP	4.650%	6/1/21	35,235	35,719
	Energy Transfer Operating LP	5.200%	2/1/22	41,415	42,865
	Energy Transfer Operating LP	3.600%	2/1/23	2,416	2,485
	Energy Transfer Operating LP	4.250%	3/15/23	39,423	41,049
	Energy Transfer Operating LP	4.200%	9/15/23	41,572	43,806
	Energy Transfer Operating LP	5.875%	1/15/24	20,842	22,796
	Energy Transfer Operating LP	4.900%	2/1/24	40,324	43,096
	Energy Transfer Operating LP	4.500%	4/15/24	37,544	39,797
	Energy Transfer Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	83,408	87,111
	Energy Transfer Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	85,463	89,993
	Energy Transfer Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	63,587	67,243
[8]	Eni SPA	4.000%	9/12/23	77,305	83,561
	Enterprise Products Operating LLC	3.500%	2/1/22	64,671	67,077
	Enterprise Products Operating LLC	3.900%	2/15/24	28,502	31,050
	EOG Resources Inc.	2.625%	3/15/23	16,661	17,387
[8]	EQM Midstream Partners LP	6.000%	7/1/25	2,905	2,978
	EQT Corp.	3.000%	10/1/22	6,890	6,769
[12]	EQT Corp.	5.000%	1/15/29	3,660	3,672
	Equinor ASA	2.900%	11/8/20	10,000	10,000
	Equinor ASA	3.150%	1/23/22	2,000	2,067
[10]	Exxon Mobil Corp.	0.142%	6/26/24	29,015	34,120
	Exxon Mobil Corp.	2.019%	8/16/24	96,905	101,349
	Exxon Mobil Corp.	2.992%	3/19/25	26,395	28,692
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	9,480	10,047
	Harvest Operations Corp.	3.000%	9/21/22	2,875	2,998
	Husky Energy Inc.	3.950%	4/15/22	1,410	1,438
[8]	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	3,734
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,855	4,935
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,597	12,962
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	3,695	3,859
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	77,198	81,058
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	32,549	34,171
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	10,068	10,720
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	11,015	11,960
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	16,684	18,309
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,145	5,682
[8]	Kinder Morgan Inc.	5.000%	2/15/21	29,644	29,907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	3.150%	1/15/23	88,311	92,492
[8]	Kinder Morgan Inc.	5.625%	11/15/23	23,915	26,930
	Kinder Morgan Inc.	4.300%	6/1/25	16,139	18,121
	Marathon Oil Corp.	2.800%	11/1/22	27,959	28,448
	Marathon Petroleum Corp.	3.400%	12/15/20	24,525	24,539
	Marathon Petroleum Corp.	5.125%	3/1/21	28,926	29,324
	Marathon Petroleum Corp.	4.500%	5/1/23	77,385	83,189
	Marathon Petroleum Corp.	4.750%	12/15/23	52,092	57,106
	Marathon Petroleum Corp.	3.625%	9/15/24	31,830	33,780
	Marathon Petroleum Corp.	4.700%	5/1/25	23,648	26,249
[8]	MEG Energy Corp.	6.500%	1/15/25	3,748	3,654
[8]	Midwest Connector Capital Co. LLC	3.625%	4/1/22	67,868	68,542
[8]	Midwest Connector Capital Co. LLC	3.900%	4/1/24	39,743	40,381
	MPLX LP	3.500%	12/1/22	41,490	43,409
	MPLX LP	3.375%	3/15/23	15,115	15,909
	MPLX LP	4.500%	7/15/23	2,230	2,408
	MPLX LP	4.875%	12/1/24	29,939	33,569
	MPLX LP	1.750%	3/1/26	35,520	35,254
	Newfield Exploration Co.	5.750%	1/30/22	19,510	19,608
	Newfield Exploration Co.	5.625%	7/1/24	8,776	8,491
	Noble Energy Inc.	3.900%	11/15/24	17,750	19,636
	Nustar Logistics LP	5.750%	10/1/25	4,110	4,120
	Occidental Petroleum Corp.	2.700%	8/15/22	29,665	27,403
	Occidental Petroleum Corp.	5.875%	9/1/25	1,779	1,566
	Occidental Petroleum Corp.	6.625%	9/1/30	1,185	1,037
	ONEOK Inc.	2.750%	9/1/24	28,145	28,587
	ONEOK Inc.	2.200%	9/15/25	5,800	5,717
	ONEOK Partners LP	3.375%	10/1/22	4,801	4,975
	ONEOK Partners LP	5.000%	9/15/23	10,058	10,849
	Ovintiv Inc.	3.900%	11/15/21	4,860	4,860
[8]	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	1,900	1,943
[8]	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	970	999
	Pertamina Persero PT	4.875%	5/3/22	31,389	33,155
	Pertamina Persero PT	4.300%	5/20/23	5,550	5,946
	Petronas Capital Ltd.	3.125%	3/18/22	12,520	12,890
	Petronas Capital Ltd.	7.875%	5/22/22	10,234	11,325
[8]	Petronas Capital Ltd.	3.500%	4/21/30	5,835	6,521
	Phillips 66	4.300%	4/1/22	51,498	54,134
	Phillips 66	3.700%	4/6/23	29,829	31,910
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	20,908	20,909
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	29,874	30,606
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	10,132	10,597
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	11,437	11,770
[8]	Rattler Midstream LP	5.625%	7/15/25	1,053	1,083
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	53,378	56,415
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	83,467	90,979
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	48,939	55,081
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	51,037	58,412
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	9,590	9,696
	Shell International Finance BV	2.250%	1/6/23	17,917	18,614
	Shell International Finance BV	3.400%	8/12/23	3,880	4,195
	Shell International Finance BV	0.375%	9/15/23	29,775	29,687
	Shell International Finance BV	2.000%	11/7/24	121,255	127,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	2.375%	4/6/25	33,945	36,215
	Shell International Finance BV	3.250%	5/11/25	34,686	38,322
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	8,873	9,267
[8]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	21,800	23,811
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	30,630	33,463
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	10,000	10,770
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	38,173	39,159
	Southern Natural Gas Co LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	6,395	6,475
	Spectra Energy Partners LP	3.500%	3/15/25	11,985	12,927
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	6,595	6,850
	Suncor Energy Inc.	2.800%	5/15/23	45,715	47,699
	Suncor Energy Inc.	3.600%	12/1/24	9,685	10,502
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	54,012	54,687
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	16,340	16,667
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	43,668	45,851
[8]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.500%	10/1/25	250	251
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	1,760	1,852
	Total Capital Canada Ltd.	2.750%	7/15/23	44,689	47,356
	Total Capital International SA	2.700%	1/25/23	10,105	10,601
	Total Capital International SA	3.700%	1/15/24	20,825	22,770
	Total Capital International SA	2.434%	1/10/25	76,453	81,031
	TransCanada PipeLines Ltd.	2.500%	8/1/22	60,016	61,882
	TransCanada PipeLines Ltd.	3.750%	10/16/23	28,622	30,800
	Valero Energy Corp.	2.700%	4/15/23	19,175	19,745
	Valero Energy Corp.	1.200%	3/15/24	37,665	36,878
	Valero Energy Corp.	2.850%	4/15/25	12,465	12,832
	Western Midstream Operating LP	4.100%	2/1/25	7,755	7,309
	Western Midstream Operating LP	5.050%	2/1/30	5,530	5,226
	Williams Cos. Inc.	7.875%	9/1/21	3,900	4,129
	Williams Cos. Inc.	4.000%	11/15/21	11,585	11,887
	Williams Cos. Inc.	3.600%	3/15/22	87,852	90,830
	Williams Cos. Inc.	3.350%	8/15/22	9,730	10,095
	Williams Cos. Inc.	3.700%	1/15/23	26,954	28,367
	Williams Cos. Inc.	4.500%	11/15/23	9,000	9,843
	Williams Cos. Inc.	4.550%	6/24/24	21,662	23,911
	Williams Cos. Inc.	3.900%	1/15/25	1,332	1,448
	Williams Cos. Inc.	4.000%	9/15/25	1,450	1,600
	WPX Energy Inc.	5.250%	10/15/27	2,520	2,526
	WPX Energy Inc.	5.875%	6/15/28	1,175	1,204
	WPX Energy Inc.	4.500%	1/15/30	5,175	4,968
					4,795,752
Financials (26.6%)
[10]	ABN AMRO Bank NV	6.375%	4/27/21	14,550	17,454
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	6,550	6,614
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	10,230	10,514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	43,285	44,946
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	24,170	23,986
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	14,115	13,902
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	15,770	17,345
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	4,425	4,474
	Aflac Inc.	3.625%	11/15/24	14,955	16,641
[10]	AIB Group plc	1.500%	3/29/23	900	1,072
[8]	AIG Global Funding	2.700%	12/15/21	13,080	13,406
	Air Lease Corp.	2.250%	1/15/23	22,025	22,150
	Air Lease Corp.	2.750%	1/15/23	7,588	7,715
	Air Lease Corp.	3.875%	7/3/23	10,700	11,179
	Air Lease Corp.	4.250%	2/1/24	18,766	19,607
	Air Lease Corp.	2.300%	2/1/25	34,000	33,455
	Air Lease Corp.	3.250%	3/1/25	2,910	2,945
	Air Lease Corp.	3.375%	7/1/25	12,625	12,904
[8]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	1,185	1,178
[8]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	210	220
	Ally Financial Inc.	4.125%	2/13/22	15,564	16,187
	Ally Financial Inc.	4.625%	5/19/22	6,730	7,083
	Ally Financial Inc.	1.450%	10/2/23	30,525	30,792
	Ally Financial Inc.	3.875%	5/21/24	4,835	5,198
	Ally Financial Inc.	5.750%	11/20/25	4,850	5,493
	American Express Co.	3.700%	11/5/21	48,030	49,531
	American Express Co.	2.750%	5/20/22	33,030	34,180
	American Express Co.	2.500%	8/1/22	9,760	10,091
	American Express Co.	3.700%	8/3/23	158,448	171,977
	American Express Co.	3.400%	2/22/24	44,050	47,837
	American Express Co.	2.500%	7/30/24	93,885	99,623
	American International Group Inc.	4.875%	6/1/22	13,300	14,224
	American International Group Inc.	2.500%	6/30/25	73,767	78,774
	American International Group Inc.	3.750%	7/10/25	13,580	15,218
	Ameriprise Financial Inc.	3.000%	3/22/22	37,000	38,353
	Ameriprise Financial Inc.	4.000%	10/15/23	2,138	2,354
	Ameriprise Financial Inc.	3.700%	10/15/24	23,893	26,531
	Ameriprise Financial Inc.	3.000%	4/2/25	20,610	22,339
[8]	Apollo Management Holdings LP	4.000%	5/30/24	4,835	5,339
	Assurant Inc.	4.200%	9/27/23	9,700	10,424
[10]	Athene Global Funding	1.875%	6/23/23	24,185	29,240
[8]	Athene Global Funding	1.200%	10/13/23	35,790	35,811
[4,8]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	14,550	15,103
[7,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.700%	2.800%	5/17/26	8,750	6,205
[8]	Banco Santander Chile	2.500%	12/15/20	82,290	82,314
	Banco Santander SA	3.125%	2/23/23	20,400	21,391
	Banco Santander SA	2.706%	6/27/24	78,400	83,014
	Banco Santander SA	2.746%	5/28/25	38,040	39,983
[7,11]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.730%	1/19/23	14,400	10,085
[4]	Bank of America Corp.	2.738%	1/23/22	34,000	34,175
[4]	Bank of America Corp.	3.499%	5/17/22	58,972	59,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bank of America Corp.	3.124%	1/20/23	44,075	45,421
[4]	Bank of America Corp.	2.816%	7/21/23	19,500	20,228
[10]	Bank of America Corp.	0.750%	7/26/23	65,745	78,148
[4]	Bank of America Corp.	3.004%	12/20/23	99,768	104,620
	Bank of America Corp.	4.125%	1/22/24	48,795	54,034
[4]	Bank of America Corp.	3.550%	3/5/24	156,731	166,871
	Bank of America Corp.	4.000%	4/1/24	14,195	15,715
[4]	Bank of America Corp.	3.864%	7/23/24	43,351	46,859
	Bank of America Corp.	4.200%	8/26/24	15,240	16,942
	Bank of America Corp.	0.810%	10/24/24	59,850	59,930
	Bank of America Corp.	4.000%	1/22/25	55,550	61,801
[4]	Bank of America Corp.	3.458%	3/15/25	9,700	10,502
	Bank of America Corp.	3.950%	4/21/25	15,020	16,745
	Bank of America Corp.	3.875%	8/1/25	4,645	5,260
	Bank of America Corp.	0.981%	9/25/25	49,430	49,245
	Bank of America Corp.	3.093%	10/1/25	79,345	85,400
[4]	Bank of America Corp.	2.456%	10/22/25	19,250	20,258
[4]	Bank of America Corp.	3.366%	1/23/26	6,133	6,684
[4]	Bank of America Corp.	2.015%	2/13/26	24,350	25,197
[4]	Bank of America Corp.	1.319%	6/19/26	47,655	47,966
	Bank of America Corp.	1.197%	10/24/26	29,580	29,614
	Bank of Montreal	3.300%	2/5/24	134,729	145,365
[4]	Bank of Montreal	4.338%	10/5/28	51,040	54,868
	Bank of New York Mellon Corp.	1.850%	1/27/23	29,380	30,290
	Bank of New York Mellon Corp.	2.950%	1/29/23	13,755	14,527
[4]	Bank of New York Mellon Corp.	2.661%	5/16/23	4,850	5,007
	Bank of New York Mellon Corp.	3.450%	8/11/23	76,082	82,364
	Bank of New York Mellon Corp.	3.650%	2/4/24	14,560	15,886
	Bank of New York Mellon Corp.	3.400%	5/15/24	19,330	21,161
	Bank of New York Mellon Corp.	3.250%	9/11/24	10,770	11,804
	Bank of New York Mellon Corp.	2.100%	10/24/24	17,200	18,058
	Bank of New York Mellon Corp.	3.000%	2/24/25	21,580	23,566
	Bank of New York Mellon Corp.	1.600%	4/24/25	32,270	33,394
	Bank of Nova Scotia	1.950%	2/1/23	103,170	106,435
	Bank of Nova Scotia	2.200%	2/3/25	48,440	50,929
	Bank of Nova Scotia	1.300%	6/11/25	26,610	27,086
	Bank of Nova Scotia	4.500%	12/16/25	16,780	19,347
[13]	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	17,600	23,065
[8]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	44,250	45,622
[8]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	69,105	74,771
[8]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	23,000	24,335
[13]	Barclays Bank plc	10.000%	5/21/21	47,365	64,200
	Barclays plc	3.684%	1/10/23	4,260	4,395
[4]	Barclays plc	4.610%	2/15/23	26,750	27,964
	Barclays plc	4.375%	9/11/24	35,973	38,784
	Barclays plc	3.650%	3/16/25	16,400	17,748
[4]	Barclays plc	3.932%	5/7/25	36,000	38,699
[4]	Barclays plc	2.852%	5/7/26	48,500	50,664
[10]	Berkshire Hathaway Inc.	0.625%	1/17/23	29,010	34,365
[10]	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	26,785	31,685
[4,8]	BNP Paribas SA	2.819%	11/19/25	28,125	29,741
[4,8]	BNP Paribas SA	2.219%	6/9/26	16,200	16,765
[8]	BOC Aviation Ltd.	2.375%	9/15/21	29,210	29,393
	BPCE SA	2.750%	12/2/21	12,727	13,059
[8]	BPCE SA	2.375%	1/14/25	25,750	26,735
[7,11]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.160%	4/26/23	21,540	15,319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brown & Brown Inc.	4.200%	9/15/24	5,925	6,535
[4]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	23,183	23,991
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	97,620	106,146
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	27,720	29,862
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	16,780	16,778
[4]	Capital One Bank USA NA	2.014%	1/27/23	67,900	69,065
	Capital One Bank USA NA	3.375%	2/15/23	14,855	15,726
	Capital One Bank USA NA	2.280%	1/28/26	14,995	15,568
	Capital One Financial Corp.	3.050%	3/9/22	38,860	40,102
	Capital One Financial Corp.	2.600%	5/11/23	33,865	35,471
	Capital One Financial Corp.	3.500%	6/15/23	1,210	1,294
	Capital One Financial Corp.	3.750%	4/24/24	15,000	16,327
	Capital One Financial Corp.	3.300%	10/30/24	14,500	15,729
	Capital One NA	2.250%	9/13/21	15,602	15,830
	Capital One NA	2.150%	9/6/22	9,590	9,865
	Charles Schwab Corp.	3.550%	2/1/24	4,800	5,226
	Charles Schwab Corp.	4.200%	3/24/25	16,295	18,627
	Chubb INA Holdings Inc.	2.875%	11/3/22	20,275	21,197
	Chubb INA Holdings Inc.	2.700%	3/13/23	22,645	23,815
	Chubb INA Holdings Inc.	3.350%	5/15/24	94,408	103,088
	Chubb INA Holdings Inc.	3.150%	3/15/25	24,981	27,455
[4]	Citibank NA	2.844%	5/20/22	14,500	14,680
	Citibank NA	3.650%	1/23/24	1,513	1,658
[7,11]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.850%	5/20/22	13,800	9,744
	Citigroup Inc.	4.500%	1/14/22	8,760	9,183
[10]	Citigroup Inc.	0.500%	1/29/22	9,705	11,407
	Citigroup Inc.	2.750%	4/25/22	66,150	68,297
[4]	Citigroup Inc.	2.312%	11/4/22	62,640	63,726
[4]	Citigroup Inc.	3.142%	1/24/23	64,332	66,184
	Citigroup Inc.	3.500%	5/15/23	17,500	18,742
[4]	Citigroup Inc.	2.876%	7/24/23	47,810	49,601
[4]	Citigroup Inc.	1.678%	5/15/24	20,210	20,636
[4]	Citigroup Inc.	4.044%	6/1/24	71,725	77,548
	Citigroup Inc.	3.750%	6/16/24	1,800	1,980
	Citigroup Inc.	0.776%	10/30/24	25,890	25,825
	Citigroup Inc.	3.875%	3/26/25	25,642	28,329
[4]	Citigroup Inc.	3.352%	4/24/25	58,338	62,796
	Citigroup Inc.	3.300%	4/27/25	11,650	12,888
	Citigroup Inc.	4.400%	6/10/25	17,625	19,934
[4]	Citigroup Inc.	3.106%	4/8/26	34,290	36,985
	Citigroup Inc.	3.200%	10/21/26	7,025	7,720
[7,11]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.550%	1.650%	5/4/21	37,163	26,259
[7,11]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.720%	1.776%	10/27/23	5,800	4,168
	Citizens Bank NA	3.250%	2/14/22	38,875	40,189
[8]	Commonwealth Bank of Australia	3.450%	3/16/23	23,659	25,337
[8]	Commonwealth Bank of Australia	3.350%	6/4/24	53,765	58,560
[7,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.650%	2.740%	6/3/26	3,200	2,271
	Cooperatieve Rabobank UA	3.950%	11/9/22	2,623	2,792
	Cooperatieve Rabobank UA	2.750%	1/10/23	58,100	60,922
[8]	Cooperatieve Rabobank UA	3.875%	9/26/23	76,820	83,833
	Cooperatieve Rabobank UA	4.625%	12/1/23	88,020	97,872
[8]	Cooperatieve Rabobank UA	2.625%	7/22/24	9,720	10,356
	Cooperatieve Rabobank UA	4.375%	8/4/25	3,020	3,417
	Credit Suisse AG	2.100%	11/12/21	7,150	7,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse AG	2.800%	4/8/22	53,600	55,479
	Credit Suisse AG	1.000%	5/5/23	30,750	31,126
	Credit Suisse AG	3.625%	9/9/24	64,404	71,236
[8]	Credit Suisse Group AG	3.574%	1/9/23	31,845	32,887
[4,8]	Credit Suisse Group AG	4.207%	6/12/24	62,630	67,649
[4,8]	Credit Suisse Group AG	2.193%	6/5/26	12,680	13,051
[7,11]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	1.341%	3/8/24	9,240	6,455
[10]	Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	37,455	44,480
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	54,820	58,976
[8]	Danske Bank A/S	2.000%	9/8/21	25,872	26,218
[10]	Danske Bank A/S	1.375%	5/24/22	9,705	11,540
[4,8]	Danske Bank A/S	3.001%	9/20/22	39,000	39,627
[8]	Danske Bank A/S	3.875%	9/12/23	34,000	36,508
[8]	Danske Bank A/S	1.171%	12/8/23	43,945	43,892
	Deutsche Bank AG	2.222%	9/18/24	27,415	27,647
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	38,730	40,443
[8,14]	Dexia Credit Local SA	2.500%	1/25/21	97,550	98,065
[8,14]	Dexia Credit Local SA	1.875%	9/15/21	9,765	9,889
[8,14]	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,995
	Discover Bank	4.200%	8/8/23	27,450	30,051
	Discover Bank	2.450%	9/12/24	33,665	35,400
	Discover Financial Services	3.950%	11/6/24	4,535	4,987
[8]	DNB Bank ASA	2.150%	12/2/22	48,500	50,150
[8]	DNB Bank ASA	1.127%	9/16/26	20,160	20,160
	Equitable Holdings Inc.	3.900%	4/20/23	32,156	34,573
[10]	FCA Bank SPA	1.250%	6/21/22	21,830	25,925
[10]	FCA Bank SPA	0.625%	11/24/22	9,700	11,417
	Fifth Third Bancorp	3.650%	1/25/24	29,100	31,617
	Fifth Third Bank NA	2.875%	10/1/21	10,795	11,028
	Fifth Third Bank NA	1.800%	1/30/23	27,200	27,949
	First Republic Bank	2.500%	6/6/22	94,470	97,209
[4]	First Republic Bank	1.912%	2/12/24	29,621	30,377
[8]	Five Corners Funding Trust	4.419%	11/15/23	88,012	97,674
	Franklin Resources Inc.	2.800%	9/15/22	28,672	29,891
[8]	GE Capital Funding LLC	3.450%	5/15/25	12,970	13,867
	Goldman Sachs Group Inc.	2.600%	12/27/20	26,170	26,235
[4]	Goldman Sachs Group Inc.	2.875%	2/25/21	79,852	80,249
	Goldman Sachs Group Inc.	2.350%	11/15/21	9,625	9,625
	Goldman Sachs Group Inc.	5.750%	1/24/22	27,568	29,343
	Goldman Sachs Group Inc.	3.000%	4/26/22	60,810	61,566
[10]	Goldman Sachs Group Inc.	1.375%	7/26/22	9,705	11,597
	Goldman Sachs Group Inc.	2.876%	10/31/22	76,930	78,752
[4]	Goldman Sachs Group Inc.	2.908%	6/5/23	48,238	49,921
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	5,100	5,296
	Goldman Sachs Group Inc.	3.625%	2/20/24	62,105	67,526
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,010	31,902
	Goldman Sachs Group Inc.	3.850%	7/8/24	44,517	48,558
	Goldman Sachs Group Inc.	3.500%	1/23/25	31,855	34,761
[10]	Goldman Sachs Group Inc.	3.375%	3/27/25	1,000	1,319
	Goldman Sachs Group Inc.	3.500%	4/1/25	72,600	79,850
	Goldman Sachs Group Inc.	3.750%	5/22/25	14,450	16,055
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	99,376	107,698
	Goldman Sachs Group Inc.	4.250%	10/21/25	8,235	9,357
[7,11]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.300%	5/16/23	19,370	13,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,11]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.370%	1.461%	9/8/21	19,280	13,649
[8]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	12,590	12,535
	HSBC Holdings plc	4.000%	3/30/22	9,700	10,176
[4]	HSBC Holdings plc	3.262%	3/13/23	89,049	92,171
	HSBC Holdings plc	3.600%	5/25/23	52,881	56,809
[4]	HSBC Holdings plc	3.033%	11/22/23	87,945	91,903
[15]	HSBC Holdings plc	3.196%	12/5/23	48,400	38,481
	HSBC Holdings plc	4.250%	3/14/24	20,470	22,118
[4]	HSBC Holdings plc	3.950%	5/18/24	61,416	65,950
[4]	HSBC Holdings plc	3.803%	3/11/25	58,275	63,083
	HSBC Holdings plc	4.250%	8/18/25	26,278	29,071
[4]	HSBC Holdings plc	2.633%	11/7/25	35,400	37,109
	HSBC Holdings plc	1.645%	4/18/26	29,610	29,625
[4]	HSBC Holdings plc	2.099%	6/4/26	63,870	65,339
[7,11]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.200%	2/16/24	4,800	3,325
	Huntington Bancshares Inc.	4.350%	2/4/23	8,800	9,478
	Huntington National Bank	2.500%	8/7/22	48,438	50,178
	Huntington National Bank	3.550%	10/6/23	61,415	66,651
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	7,050	7,053
[7]	Industrial & Commercial Bank of China Ltd., 3M USD LIBOR + 0.750%	0.993%	11/8/20	20,000	20,000
	ING Groep NV	3.550%	4/9/24	4,800	5,221
	Intercontinental Exchange Inc.	0.700%	6/15/23	24,540	24,690
	Intercontinental Exchange Inc.	4.000%	10/15/23	39,240	43,148
[8]	Intesa Sanpaolo SPA	3.250%	9/23/24	48,310	51,077
	Invesco Finance plc	3.125%	11/30/22	28,515	30,010
	Invesco Finance plc	4.000%	1/30/24	40,732	44,534
	Jefferies Group LLC	5.125%	1/20/23	21,755	23,691
[10]	JPMorgan Chase & Co.	2.750%	8/24/22	48,490	59,448
	JPMorgan Chase & Co.	2.972%	1/15/23	89,737	92,415
[4]	JPMorgan Chase & Co.	3.207%	4/1/23	61,154	63,535
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	91,825	95,013
	JPMorgan Chase & Co.	2.700%	5/18/23	26,755	28,190
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	69,475	74,487
	JPMorgan Chase & Co.	3.625%	5/13/24	22,750	24,989
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	29,050	29,645
[4]	JPMorgan Chase & Co.	3.797%	7/23/24	15,069	16,293
	JPMorgan Chase & Co.	0.653%	9/16/24	21,265	21,241
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	49,940	54,998
	JPMorgan Chase & Co.	3.125%	1/23/25	20,195	21,962
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	113,528	122,304
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	98,300	103,479
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	39,050	40,453
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	63,325	66,205
	KeyBank NA	2.300%	9/14/22	14,580	15,107
[8]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	1,595	1,380
[10]	LeasePlan Corp. NV	1.000%	2/25/22	9,665	11,383
[10]	Leeds Building Society	2.625%	4/1/21	14,600	17,201
[9,16]	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
	Lincoln National Corp.	4.000%	9/1/23	8,850	9,665
[10]	Lloyds Banking Group plc	0.750%	11/9/21	14,550	17,080
[4]	Lloyds Banking Group plc	2.858%	3/17/23	56,965	58,514
[4]	Lloyds Banking Group plc	1.326%	6/15/23	61,255	61,684
	Lloyds Banking Group plc	4.050%	8/16/23	53,550	58,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Lloyds Banking Group plc	2.907%	11/7/23	132,035	137,250
	Lloyds Banking Group plc	3.900%	3/12/24	14,500	15,824
	Lloyds Banking Group plc	4.500%	11/4/24	9,700	10,663
	Lloyds Banking Group plc	4.450%	5/8/25	29,695	33,616
[4]	Lloyds Banking Group plc	3.870%	7/9/25	21,410	23,433
[10]	Lloyds Banking Group plc	0.500%	11/12/25	500	582
[11]	Macquarie Bank Ltd.	1.750%	6/21/22	2,910	2,091
[7,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	0.840%	6/21/22	54,720	38,748
[11]	Macquarie Group Ltd.	3.250%	12/15/22	6,400	4,602
[4,8]	Macquarie Group Ltd.	3.189%	11/28/23	8,330	8,710
[4]	Macquarie Group Ltd.	3.189%	11/28/23	29,040	30,365
[7,11]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.243%	12/15/22	33,920	23,876
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	4,410	4,551
[7]	Manufacturers & Traders Trust Co., 3M USD LIBOR + 0.640%	0.886%	12/1/21	9,755	9,743
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	6,955	7,101
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	3,850	3,958
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	12,100	12,843
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	9,700	10,603
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	49,082	53,397
[8]	MassMutual Global Funding II	2.750%	6/22/24	54,080	57,829
	MetLife Inc.	3.600%	4/10/24	6,554	7,222
[8]	Metropolitan Life Global Funding I	1.950%	1/13/23	10,485	10,841
[8]	Metropolitan Life Global Funding I	0.900%	6/8/23	30,290	30,658
[8]	Metropolitan Life Global Funding I	3.600%	1/11/24	13,720	14,965
[10]	Metropolitan Life Global Funding I	0.375%	4/9/24	14,505	17,138
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	60,940	63,195
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	63,990	66,341
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	35,723	37,047
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	98,645	106,835
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,775	9,237
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	48,925	52,937
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	26,340	28,109
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	62,120	61,971
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	76,650	80,285
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	21,100	23,393
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	25,135	25,398
[8]	Mizuho Bank Ltd.	2.950%	10/17/22	11,772	12,266
[8]	Mizuho Bank Ltd.	3.750%	4/16/24	5,100	5,572
[8]	Mizuho Bank Ltd.	3.600%	9/25/24	8,300	9,104
	Mizuho Financial Group Inc.	2.273%	9/13/21	15,995	16,251
	Mizuho Financial Group Inc.	2.953%	2/28/22	24,663	25,470
[4]	Mizuho Financial Group Inc.	2.721%	7/16/23	58,200	60,201
[4]	Mizuho Financial Group Inc.	1.241%	7/10/24	41,950	42,192
[4]	Mizuho Financial Group Inc.	2.226%	5/25/26	19,200	19,828
	Morgan Stanley	5.500%	7/28/21	26,000	26,977
	Morgan Stanley	2.625%	11/17/21	188,704	193,192
	Morgan Stanley	2.750%	5/19/22	85,918	89,032
	Morgan Stanley	4.875%	11/1/22	22,234	24,039
[10]	Morgan Stanley	1.000%	12/2/22	23,200	27,656
	Morgan Stanley	3.125%	1/23/23	151,394	159,900
	Morgan Stanley	3.750%	2/25/23	24,275	26,033
	Morgan Stanley	4.100%	5/22/23	33,000	35,719
[4]	Morgan Stanley	3.737%	4/24/24	7,770	8,353
	Morgan Stanley	3.875%	4/29/24	16,900	18,631
	Morgan Stanley	3.700%	10/23/24	28,860	32,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley	2.720%	7/22/25	110,850	118,204
	Morgan Stanley	4.000%	7/23/25	14,550	16,495
	Morgan Stanley	0.864%	10/21/25	11,410	11,354
[4]	Morgan Stanley	2.188%	4/28/26	51,820	54,262
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,000	22,037
	MUFG Union Bank NA	3.150%	4/1/22	115,775	119,817
	MUFG Union Bank NA	2.100%	12/9/22	37,000	38,240
[8]	National Bank of Canada	2.150%	10/7/22	45,250	46,672
	National Bank of Canada	2.100%	2/1/23	42,000	43,279
[8]	Nationwide Building Society	2.000%	1/27/23	45,600	46,953
[4,8]	Nationwide Building Society	3.766%	3/8/24	6,900	7,320
[8]	Nationwide Building Society	4.363%	8/1/24	17,052	18,465
[8]	Nationwide Building Society	1.000%	8/28/25	23,130	22,975
	Natwest Group plc	6.125%	12/15/22	8,274	9,055
[4]	Natwest Group plc	3.498%	5/15/23	19,630	20,353
	Natwest Group plc	6.100%	6/10/23	18,295	20,112
	Natwest Group plc	3.875%	9/12/23	36,209	39,045
	Natwest Group plc	6.000%	12/19/23	14,669	16,424
[4]	Natwest Group plc	2.359%	5/22/24	9,680	9,983
	Natwest Group plc	5.125%	5/28/24	1,930	2,119
[4]	Natwest Group plc	4.519%	6/25/24	24,958	27,082
[4]	Natwest Group plc	4.269%	3/22/25	63,840	69,629
	Natwest Group plc	3.754%	11/1/29	23,500	24,469
[10]	NatWest Markets plc	1.000%	5/28/24	600	714
[8]	New York Life Global Funding	1.100%	5/5/23	11,900	12,084
	Nomura Holdings Inc.	2.648%	1/16/25	29,000	30,517
	Nomura Holdings Inc.	1.851%	7/16/25	49,195	50,037
[8]	Nordea Bank Abp	1.000%	6/9/23	16,450	16,633
[8]	Nordea Bank Abp	0.750%	8/28/25	34,690	34,392
[10]	Nykredit Realkredit A/S	0.250%	1/20/23	32,000	37,400
	ORIX Corp.	4.050%	1/16/24	3,850	4,200
	PNC Bank NA	2.625%	2/17/22	10,349	10,606
	PNC Bank NA	2.700%	11/1/22	42,647	44,510
[4]	PNC Bank NA	2.028%	12/9/22	25,610	26,040
[4]	PNC Bank NA	1.743%	2/24/23	33,680	34,222
	PNC Bank NA	3.800%	7/25/23	21,354	23,198
	PNC Bank NA	3.300%	10/30/24	62,880	69,198
	PNC Bank NA	2.950%	2/23/25	20,340	22,213
	PNC Bank NA	3.250%	6/1/25	43,535	48,040
	PNC Financial Services Group Inc.	2.854%	11/9/22	13,020	13,637
	PNC Financial Services Group Inc.	3.900%	4/29/24	7,900	8,679
	Progressive Corp.	3.750%	8/23/21	11,201	11,512
	Prudential Financial Inc.	4.500%	11/16/21	11,669	12,183
[4]	Prudential Financial Inc.	5.200%	3/15/44	2,415	2,533
	Regions Financial Corp.	2.750%	8/14/22	14,605	15,171
[8]	Reliance Standard Life Global Funding II	2.150%	1/21/23	14,600	14,961
[8]	Reliance Standard Life Global Funding II	3.850%	9/19/23	40,630	43,667
	Royal Bank of Canada	1.600%	4/17/23	32,300	33,188
	Royal Bank of Canada	3.700%	10/5/23	58,205	63,534
	Royal Bank of Canada	0.500%	10/26/23	40,540	40,505
	Royal Bank of Canada	2.550%	7/16/24	145,403	155,081
	Royal Bank of Canada	2.250%	11/1/24	95,909	101,513
	Royal Bank of Canada	1.150%	6/10/25	16,650	16,911
	Santander Holdings USA Inc.	3.700%	3/28/22	78,501	81,249
	Santander Holdings USA Inc.	3.400%	1/18/23	58,410	61,166
	Santander Holdings USA Inc.	3.500%	6/7/24	45,300	48,772
	Santander Holdings USA Inc.	3.450%	6/2/25	12,660	13,584
	Santander UK Group Holdings plc	3.571%	1/10/23	5,930	6,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Santander UK Group Holdings plc	1.125%	9/8/23	800	951
[4]	Santander UK Group Holdings plc	3.373%	1/5/24	68,117	71,153
[4]	Santander UK Group Holdings plc	4.796%	11/15/24	25,877	28,519
	Santander UK Group Holdings plc	1.532%	8/21/26	19,325	18,902
	Santander UK plc	3.750%	11/15/21	43,750	45,280
	Santander UK plc	2.100%	1/13/23	25,800	26,600
[8]	Santander UK plc	5.000%	11/7/23	4,328	4,718
	Santander UK plc	4.000%	3/13/24	56,870	62,907
	Santander UK plc	2.875%	6/18/24	18,895	20,217
[8]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	69,050	68,954
[10]	Skandinaviska Enskilda Banken AB	2.500%	5/28/26	18,660	22,001
[8]	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	14,555	14,648
[10]	Standard Chartered plc	0.750%	10/3/23	900	1,058
[8]	Standard Chartered plc	1.319%	10/14/23	20,120	20,151
[4]	State Street Corp.	2.825%	3/30/23	14,250	14,710
	State Street Corp.	3.100%	5/15/23	9,600	10,242
[4]	State Street Corp.	3.776%	12/3/24	24,700	27,030
	State Street Corp.	3.550%	8/18/25	25,480	28,838
[4]	State Street Corp.	2.354%	11/1/25	42,084	44,462
[4]	State Street Corp.	2.901%	3/30/26	9,130	9,130
	Stifel Financial Corp.	3.500%	12/1/20	14,595	14,604
	Stifel Financial Corp.	4.250%	7/18/24	14,300	15,901
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	80,467	82,091
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	99,325	103,177
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	46,780	48,677
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	72,358	76,361
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	67,572	73,126
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	5,370	5,860
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	181,830	193,423
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	34,200	36,017
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	28,390	28,830
[7,11]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.290%	3/7/23	7,737	5,463
[7,11]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.330%	10/16/24	22,565	15,922
[7,11]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.360%	3/29/22	41,051	29,020
[8]	Svenska Handelsbanken AB	0.625%	6/30/23	38,730	38,736
[11]	Svenska Handelsbanken AB	3.250%	9/27/23	12,610	9,535
	Svenska Handelsbanken AB	3.900%	11/20/23	30,715	33,609
[13]	Swedbank AB	1.250%	12/29/21	19,410	25,408
[13]	Swedbank AB	1.625%	12/28/22	38,080	50,616
[8]	Swedbank AB	0.600%	9/25/23	31,045	30,868
[10]	Sydbank AS	1.375%	9/18/23	700	837
	Synchrony Bank	3.000%	6/15/22	11,600	11,974
	Synchrony Financial	2.850%	7/25/22	32,785	33,831
	Synchrony Financial	4.375%	3/19/24	10,250	11,186
	Synchrony Financial	4.250%	8/15/24	12,315	13,460
	Synchrony Financial	4.500%	7/23/25	13,535	15,043
	TD Ameritrade Holding Corp.	2.950%	4/1/22	4,904	5,057
	TD Ameritrade Holding Corp.	3.625%	4/1/25	2,939	3,278
[8]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,206
	Toronto-Dominion Bank	0.750%	6/12/23	92,500	93,052
	Toronto-Dominion Bank	3.500%	7/19/23	134,580	145,919
	Toronto-Dominion Bank	0.450%	9/11/23	86,380	86,161
	Toronto-Dominion Bank	2.650%	6/12/24	28,609	30,489
	Toronto-Dominion Bank	1.150%	6/12/25	30,170	30,615
	Toronto-Dominion Bank	0.750%	9/11/25	35,260	35,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,11]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	1.080%	7/10/24	31,890	22,610
	Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,300
	Truist Bank	2.625%	1/15/22	15,609	15,999
	Truist Bank	2.450%	8/1/22	60,624	62,657
[4]	Truist Bank	3.502%	8/2/22	3,000	3,069
	Truist Bank	1.250%	3/9/23	8,713	8,865
	Truist Bank	3.200%	4/1/24	142,122	153,474
[4]	Truist Bank	3.689%	8/2/24	37,570	40,926
	Truist Bank	2.150%	12/6/24	79,665	84,244
	Truist Bank	1.500%	3/10/25	15,180	15,558
	Truist Financial Corp.	2.700%	1/27/22	36,830	37,841
	Truist Financial Corp.	3.950%	3/22/22	4,300	4,489
	Truist Financial Corp.	3.050%	6/20/22	18,630	19,388
	Truist Financial Corp.	2.200%	3/16/23	34,390	35,640
	Truist Financial Corp.	3.750%	12/6/23	44,730	48,806
	Truist Financial Corp.	2.500%	8/1/24	54,625	58,105
	Truist Financial Corp.	2.850%	10/26/24	1,455	1,571
	Truist Financial Corp.	1.200%	8/5/25	17,030	17,346
	U.S. Bancorp	2.950%	7/15/22	9,470	9,862
	U.S. Bancorp	3.700%	1/30/24	42,450	46,560
	U.S. Bancorp	3.375%	2/5/24	50,634	54,804
	U.S. Bancorp	2.400%	7/30/24	85,040	90,109
	U.S. Bancorp	3.600%	9/11/24	14,310	15,826
	U.S. Bancorp	1.450%	5/12/25	36,620	38,257
	U.S. Bank NA	1.950%	1/9/23	21,958	22,700
	U.S. Bank NA	2.050%	1/21/25	29,713	31,259
[8]	UBS AG	1.750%	4/21/22	50,000	50,917
[8]	UBS Group AG	2.650%	2/1/22	43,320	44,536
[8]	UBS Group AG	3.491%	5/23/23	20,975	21,877
[4,8]	UBS Group AG	2.859%	8/15/23	58,400	60,464
[4,8]	UBS Group AG	1.008%	7/30/24	37,605	37,746
[10]	Unione di Banche Italiane SPA	1.000%	7/22/22	9,705	11,471
[8]	USAA Capital Corp.	1.500%	5/1/23	13,620	13,960
[9,16]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	4.600%	4/1/21	7,000	7,120
	Wells Fargo & Co.	2.100%	7/26/21	38,275	38,807
[13]	Wells Fargo & Co.	2.125%	4/22/22	21,365	28,244
	Wells Fargo & Co.	2.625%	7/22/22	107,050	110,792
	Wells Fargo & Co.	3.069%	1/24/23	47,122	48,538
	Wells Fargo & Co.	3.450%	2/13/23	44,500	47,208
	Wells Fargo & Co.	3.750%	1/24/24	93,425	101,112
	Wells Fargo & Co.	1.654%	6/2/24	49,050	49,975
	Wells Fargo & Co.	3.300%	9/9/24	15,665	17,000
	Wells Fargo & Co.	3.000%	2/19/25	15,460	16,684
[4,10]	Wells Fargo & Co.	1.625%	6/2/25	500	614
[4]	Wells Fargo & Co.	2.406%	10/30/25	103,211	108,494
[4]	Wells Fargo & Co.	2.164%	2/11/26	48,210	49,952
[4]	Wells Fargo & Co.	2.188%	4/30/26	94,775	98,639
[7,11]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%	1.156%	4/27/22	21,453	15,158
[7,11]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	1.376%	7/27/21	66,905	47,304
	Wells Fargo Bank NA	3.625%	10/22/21	4,316	4,440
[4]	Wells Fargo Bank NA	2.082%	9/9/22	108,010	109,485
[13]	Wells Fargo Bank NA	5.250%	8/1/23	33,450	48,300
	Wells Fargo Bank NA	3.550%	8/14/23	139,186	150,484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	2.750%	1/11/23	86,490	90,901
	Westpac Banking Corp.	2.000%	1/13/23	25,450	26,198
	Westpac Banking Corp.	3.300%	2/26/24	102,680	111,238
	Westpac Banking Corp.	2.350%	2/19/25	30,727	32,724
[7,11]	Westpac Banking Corp.	1.890%	6/22/28	53,800	38,062
	Westpac Banking Corp.	2.894%	2/4/30	2,773	2,849
[7,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 3.100%	3.191%	3/10/26	36,000	25,489
	Willis North America Inc.	3.600%	5/15/24	53,910	58,808
					18,101,613
Health Care (7.5%)
	AbbVie Inc.	3.375%	11/14/21	32,071	33,019
[8]	AbbVie Inc.	2.150%	11/19/21	161,500	164,159
[8]	AbbVie Inc.	5.000%	12/15/21	31,630	32,870
[8]	AbbVie Inc.	3.450%	3/15/22	86,900	89,979
[8]	AbbVie Inc.	3.250%	10/1/22	11,900	12,441
	AbbVie Inc.	2.900%	11/6/22	99,170	103,830
	AbbVie Inc.	3.200%	11/6/22	71,665	75,149
[8]	AbbVie Inc.	2.300%	11/21/22	213,500	221,299
[8]	AbbVie Inc.	2.800%	3/15/23	8,647	8,953
	AbbVie Inc.	2.850%	5/14/23	2,900	3,050
[10]	AbbVie Inc.	1.250%	6/1/24	14,505	17,560
[8]	AbbVie Inc.	3.850%	6/15/24	56,807	61,986
[8]	AbbVie Inc.	2.600%	11/21/24	227,425	241,870
	AbbVie Inc.	3.600%	5/14/25	4,492	4,974
[8]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	975	1,004
	Aetna Inc.	2.750%	11/15/22	10,770	11,190
	Aetna Inc.	2.800%	6/15/23	22,000	23,079
	Amgen Inc.	3.875%	11/15/21	5,883	6,037
	Amgen Inc.	2.700%	5/1/22	16,240	16,731
	Amgen Inc.	2.650%	5/11/22	11,200	11,560
	Amgen Inc.	3.625%	5/15/22	7,200	7,492
	Amgen Inc.	1.900%	2/21/25	19,500	20,348
	Amgen Inc.	3.125%	5/1/25	3,900	4,263
	Anthem Inc.	2.375%	1/15/25	8,000	8,473
	AstraZeneca plc	2.375%	6/12/22	2,810	2,894
	AstraZeneca plc	3.500%	8/17/23	9,645	10,429
	AstraZeneca plc	3.375%	11/16/25	20,583	23,061
[8]	Bausch Health Cos. Inc.	7.000%	3/15/24	7,280	7,535
[8]	Bausch Health Cos. Inc.	6.125%	4/15/25	2,446	2,510
[8]	Bausch Health Cos. Inc.	5.500%	11/1/25	1,840	1,891
[8]	Bausch Health Cos. Inc.	5.750%	8/15/27	2,103	2,245
[8]	Bausch Health Cos. Inc.	7.000%	1/15/28	1,100	1,167
	Baxalta Inc.	3.600%	6/23/22	1,984	2,069
[8]	Baxter International Inc.	3.750%	10/1/25	29,000	32,843
[8]	Bayer US Finance II LLC	3.875%	12/15/23	23,000	24,975
[8]	Bayer US Finance II LLC	4.250%	12/15/25	29,034	32,932
	Becton Dickinson and Co.	3.125%	11/8/21	34,675	35,511
	Becton Dickinson and Co.	2.894%	6/6/22	12,725	13,148
	Becton Dickinson and Co.	3.363%	6/6/24	50,638	54,594
[10]	Becton Dickinson Euro Finance Sarl	0.174%	6/4/21	65,491	76,324
	Biogen Inc.	3.625%	9/15/22	37,267	39,425
	Boston Scientific Corp.	3.450%	3/1/24	46,016	49,783
	Boston Scientific Corp.	1.900%	6/1/25	30,374	31,556
	Bristol-Myers Squibb Co.	2.000%	8/1/22	3,430	3,529
	Bristol-Myers Squibb Co.	3.550%	8/15/22	26,021	27,444
	Bristol-Myers Squibb Co.	2.750%	2/15/23	43,199	45,378
	Bristol-Myers Squibb Co.	3.250%	2/20/23	11,800	12,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.625%	5/15/24	31,567	34,697
	Bristol-Myers Squibb Co.	2.900%	7/26/24	126,519	136,576
	Bristol-Myers Squibb Co.	3.875%	8/15/25	20,476	23,478
	Cardinal Health Inc.	3.079%	6/15/24	9,000	9,659
	Centene Corp.	4.750%	1/15/25	3,390	3,492
[8]	Centene Corp.	5.375%	6/1/26	1,940	2,037
	Cigna Corp.	3.900%	2/15/22	17,520	18,249
	Cigna Corp.	3.050%	11/30/22	38,085	39,837
	Cigna Corp.	3.000%	7/15/23	59,164	62,506
	Cigna Corp.	3.750%	7/15/23	54,310	58,720
	Cigna Corp.	3.500%	6/15/24	42,500	46,292
	Cigna Corp.	4.125%	11/15/25	66,900	76,189
	CommonSpirit Health	4.200%	8/1/23	1,900	2,053
	CommonSpirit Health	2.760%	10/1/24	31,845	33,349
	CommonSpirit Health	1.547%	10/1/25	24,500	24,510
	Coventry Health Care Inc.	5.450%	6/15/21	8,200	8,363
	CVS Health Corp.	3.500%	7/20/22	27,981	29,255
	CVS Health Corp.	2.750%	12/1/22	44,825	46,656
	CVS Health Corp.	3.700%	3/9/23	371,505	396,963
	CVS Health Corp.	4.000%	12/5/23	53,500	58,514
	CVS Health Corp.	2.625%	8/15/24	51,900	55,364
	CVS Health Corp.	4.100%	3/25/25	47,000	52,862
[8]	DaVita Inc.	4.625%	6/1/30	7,515	7,628
[8]	DaVita Inc.	3.750%	2/15/31	2,810	2,705
	DH Europe Finance II Sarl	2.050%	11/15/22	82,095	84,650
	DH Europe Finance II Sarl	2.200%	11/15/24	95,126	100,205
[10]	DH Europe Finance Sarl	1.700%	1/4/22	9,000	10,718
[8]	Emergent Biosolutions Co.	3.875%	8/15/28	465	470
	Encompass Health Corp.	4.500%	2/1/28	1,923	1,969
	Gilead Sciences Inc.	3.250%	9/1/22	30,091	31,488
	Gilead Sciences Inc.	2.500%	9/1/23	17,875	18,786
	Gilead Sciences Inc.	0.750%	9/29/23	77,300	77,397
	Gilead Sciences Inc.	3.700%	4/1/24	51,558	56,190
	Gilead Sciences Inc.	3.500%	2/1/25	79,000	86,924
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,129	11,951
	GlaxoSmithKline Capital plc	2.875%	6/1/22	12,296	12,758
	GlaxoSmithKline Capital plc	0.534%	10/1/23	26,477	26,516
	GlaxoSmithKline Capital plc	3.000%	6/1/24	83,619	90,150
	HCA Inc.	4.750%	5/1/23	14,000	15,260
	HCA Inc.	5.000%	3/15/24	86,830	97,250
	HCA Inc.	5.375%	2/1/25	5,023	5,569
	HCA Inc.	5.375%	9/1/26	1,330	1,493
	HCA Inc.	3.500%	9/1/30	1,224	1,248
[8]	Hill-Rom Holdings Inc.	4.375%	9/15/27	4,271	4,420
	Laboratory Corp. of America Holdings	3.750%	8/23/22	55,205	57,907
	Laboratory Corp. of America Holdings	3.250%	9/1/24	12,680	13,769
	McKesson Corp.	2.700%	12/15/22	70,452	73,257
	McKesson Corp.	2.850%	3/15/23	29,215	30,515
	McKesson Corp.	3.796%	3/15/24	44,765	48,893
[10]	Medtronic Global Holdings SCA	0.010%	3/15/23	62,845	73,525
	Medtronic Inc.	3.500%	3/15/25	26,158	29,373
	Merck & Co. Inc.	2.900%	3/7/24	3,050	3,283
	Merck & Co. Inc.	2.750%	2/10/25	12,355	13,398
[8]	Mylan Inc.	3.125%	1/15/23	27,015	28,373
	Mylan NV	3.150%	6/15/21	38,500	39,027
[10]	Mylan NV	2.250%	11/22/24	21,590	26,936
	Pfizer Inc.	3.000%	6/15/23	2,750	2,936
	Pfizer Inc.	2.950%	3/15/24	780	840

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	0.800%	5/28/25	42,160	42,270
	Quest Diagnostics Inc.	4.700%	4/1/21	3,900	3,969
[8]	Royalty Pharma plc	0.750%	9/2/23	29,000	28,943
[8]	Royalty Pharma plc	1.200%	9/2/25	12,500	12,425
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	71,973	73,122
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	77,255	81,849
	SSM Health Care Corp.	3.688%	6/1/23	45,250	48,506
	Stryker Corp.	3.375%	5/15/24	4,750	5,153
	Stryker Corp.	1.150%	6/15/25	48,500	48,943
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	174,970	181,086
[8]	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	36,300	37,068
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	38,836	43,105
[8]	Tenet Healthcare Corp.	4.625%	9/1/24	1,545	1,580
[8]	Tenet Healthcare Corp.	7.500%	4/1/25	660	714
[8]	Tenet Healthcare Corp.	4.875%	1/1/26	6,250	6,359
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	26,030	27,526
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,417	11,835
	UnitedHealth Group Inc.	2.375%	10/15/22	55,295	57,504
	UnitedHealth Group Inc.	2.750%	2/15/23	4,760	4,988
	UnitedHealth Group Inc.	2.875%	3/15/23	31,050	32,839
	UnitedHealth Group Inc.	3.500%	2/15/24	44,480	48,649
	UnitedHealth Group Inc.	2.375%	8/15/24	49,992	53,211
	UnitedHealth Group Inc.	1.250%	1/15/26	10,320	10,499
[10]	Upjohn Finance BV	0.816%	6/23/22	14,500	17,107
[8]	Upjohn Inc.	1.125%	6/22/22	65,500	66,109
[8]	Upjohn Inc.	1.650%	6/22/25	35,775	36,556
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	11,000	11,351
	Zoetis Inc.	3.250%	2/1/23	12,665	13,334
					5,129,100
Industrials (4.7%)
	3M Co.	2.650%	4/15/25	22,180	24,046
[8]	Air Canada	7.750%	4/15/21	49,123	49,184
[4,8]	Air Canada Class B Series 2013-1B Pass Through Trust	5.375%	11/15/22	7,093	6,455
[8]	Airbus Finance BV	2.700%	4/17/23	5,982	6,235
[8]	Allison Transmission Inc.	5.000%	10/1/24	1,270	1,280
[8]	Allison Transmission Inc.	4.750%	10/1/27	3,993	4,123
[8]	Aramark Services Inc.	6.375%	5/1/25	5,150	5,382
	Aramark Services Inc.	4.750%	6/1/26	1,440	1,431
[8]	Aramark Services Inc.	5.000%	2/1/28	1,100	1,112
[11]	Aurizon Network Pty Ltd.	4.000%	6/21/24	9,320	7,097
[11]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	12,690	9,229
	Block Financial LLC	5.250%	10/1/25	4,600	5,206
	Boeing Co.	2.700%	5/1/22	14,095	14,325
	Boeing Co.	4.508%	5/1/23	174,223	184,542
	Boeing Co.	1.875%	6/15/23	19,781	19,748
	Boeing Co.	2.800%	3/1/24	28,830	29,345
	Boeing Co.	2.850%	10/30/24	7,500	7,639
	Boeing Co.	4.875%	5/1/25	94,575	102,497
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,760	2,842
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	6,250	6,786
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,480	10,422
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	20,265	22,227
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	1,590	1,739
[8]	BWX Technologies Inc.	4.125%	6/30/28	601	611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian National Railway Co.	2.850%	12/15/21	3,491	3,561
	Canadian Pacific Railway Co.	2.900%	2/1/25	9,568	10,307
[8]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,697	2,741
[8]	Carrier Global Corp.	1.923%	2/15/23	21,925	22,561
[8]	Carrier Global Corp.	2.242%	2/15/25	54,905	57,289
	Caterpillar Financial Services Corp.	0.950%	5/13/22	41,165	41,536
	Caterpillar Financial Services Corp.	2.400%	6/6/22	39,205	40,488
	Caterpillar Financial Services Corp.	1.950%	11/18/22	13,330	13,735
	Caterpillar Financial Services Corp.	2.550%	11/29/22	20,470	21,386
	Caterpillar Financial Services Corp.	2.625%	3/1/23	13,925	14,623
	Caterpillar Financial Services Corp.	3.450%	5/15/23	1,070	1,151
	Caterpillar Financial Services Corp.	0.450%	9/14/23	71,975	71,901
	Caterpillar Financial Services Corp.	3.750%	11/24/23	24,265	26,654
	Caterpillar Financial Services Corp.	3.300%	6/9/24	21,755	23,754
	Caterpillar Financial Services Corp.	2.150%	11/8/24	11,305	11,939
	Caterpillar Inc.	3.400%	5/15/24	14,500	15,788
[8]	Clark Equipment Co.	5.875%	6/1/25	1,790	1,862
[8]	Clean Harbors Inc.	4.875%	7/15/27	3,554	3,696
[8]	Clean Harbors Inc.	5.125%	7/15/29	800	862
	CNH Industrial Capital LLC	4.875%	4/1/21	3,830	3,891
	CNH Industrial Capital LLC	3.875%	10/15/21	7,362	7,555
	CNH Industrial Capital LLC	4.375%	4/5/22	22,700	23,793
	CNH Industrial Capital LLC	1.950%	7/2/23	23,960	24,368
	CNH Industrial NV	4.500%	8/15/23	48,980	53,085
[4]	Continental Airlines Class A Series 2010-1 Pass Through Trust	4.750%	7/12/22	3,088	3,056
[4]	Continental Airlines Series 2005-ERJ1 Pass Through Trust	9.798%	10/1/22	1,135	1,081
	Continental Airlines Series 2012-2 Class B Pass Through Trust	5.500%	4/29/22	1,958	1,938
	CSX Corp.	3.700%	11/1/23	6,253	6,804
	CSX Corp.	3.400%	8/1/24	51,900	56,778
	CSX Corp.	3.350%	11/1/25	4,021	4,495
[4]	CSX Transportation Inc.	6.251%	1/15/23	1,895	2,104
	Cummins Inc.	3.650%	10/1/23	5,300	5,762
	Cummins Inc.	0.750%	9/1/25	6,580	6,575
	Deere & Co.	2.750%	4/15/25	24,215	26,350
[4]	Delta Air Lines Class A Series 2007-1 Pass Through Trust	6.821%	2/10/24	3,757	3,748
[4]	Delta Air Lines Class B Series 2007-1 Pass Through Trust	8.021%	2/10/24	4,533	4,313
	Delta Air Lines Inc.	2.900%	10/28/24	2,105	1,831
[8]	Delta Air Lines Inc.	7.000%	5/1/25	10,180	11,109
	Delta Air Lines Inc.	7.375%	1/15/26	4,735	4,895
[4,8]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.500%	10/20/25	19,340	19,630
	Embraer Netherlands Finance BV	5.050%	6/15/25	3,078	2,969
	Embraer Netherlands Finance BV	5.400%	2/1/27	2,365	2,238
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,303
	Embraer SA	5.150%	6/15/22	21,700	21,835
	FedEx Corp.	3.400%	1/14/22	22,155	22,936
	FedEx Corp.	3.800%	5/15/25	83,810	94,450
	General Dynamics Corp.	1.875%	8/15/23	6,620	6,870
	General Dynamics Corp.	2.375%	11/15/24	970	1,034
	General Dynamics Corp.	3.250%	4/1/25	58,174	64,085
	General Dynamics Corp.	3.500%	5/15/25	11,395	12,665
[4,8]	Heathrow Funding Ltd.	4.875%	7/15/23	44,470	45,581
	Hillenbrand Inc.	5.750%	6/15/25	1,689	1,795
[10]	Honeywell International Inc.	0.000%	3/10/24	7,500	8,769
	Honeywell International Inc.	1.350%	6/1/25	27,400	28,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Howmet Aerospace Inc.	6.875%	5/1/25	1,490	1,658
[8]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	29,055	31,999
	Illinois Tool Works Inc.	3.375%	9/15/21	2,470	2,516
	John Deere Capital Corp.	1.200%	4/6/23	2,500	2,551
	John Deere Capital Corp.	3.450%	6/7/23	485	523
	John Deere Capital Corp.	2.650%	6/24/24	2,520	2,697
[10]	John Deere Cash Management SA	1.375%	4/2/24	14,505	17,842
	Johnson Controls International plc	3.750%	12/1/21	857	877
	Johnson Controls International plc	3.625%	7/2/24	8,998	9,767
	L3Harris Technologies Inc.	4.950%	2/15/21	24,327	24,404
	L3Harris Technologies Inc.	3.850%	6/15/23	119,000	128,462
	L3Harris Technologies Inc.	3.950%	5/28/24	5,300	5,824
	Lennox International Inc.	1.350%	8/1/25	6,770	6,855
	Lockheed Martin Corp.	2.900%	3/1/25	3,855	4,191
[4,8]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	9,532	9,937
[8]	Mueller Water Products Inc.	5.500%	6/15/26	1,700	1,759
[7,11]	New Terminal Financing Co Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	1.530%	7/12/24	5,900	4,007
	Norfolk Southern Corp.	2.903%	2/15/23	5,235	5,495
	Norfolk Southern Corp.	3.650%	8/1/25	7,852	8,800
	Norfolk Southern Corp.	2.900%	6/15/26	10,060	11,036
	Northrop Grumman Corp.	3.500%	3/15/21	3,196	3,234
	Northrop Grumman Corp.	2.550%	10/15/22	73,539	76,513
	Northrop Grumman Corp.	2.930%	1/15/25	65,480	70,858
	Otis Worldwide Corp.	2.056%	4/5/25	79,710	83,546
	Parker-Hannifin Corp.	3.500%	9/15/22	5,800	6,112
	Parker-Hannifin Corp.	3.300%	11/21/24	9,810	10,675
[8]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.300%	4/1/21	33,030	33,351
[8]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	33,850	33,714
	Precision Castparts Corp.	2.500%	1/15/23	15,282	15,910
[11]	Qantas Airways Ltd.	7.500%	6/11/21	41,500	30,117
[11]	Qantas Airways Ltd.	7.750%	5/19/22	37,020	28,023
[8]	Raytheon Technologies Corp.	2.800%	3/15/22	84,791	87,279
[8]	Raytheon Technologies Corp.	2.500%	12/15/22	41,910	43,338
	Raytheon Technologies Corp.	3.650%	8/16/23	10,178	10,980
[8]	Raytheon Technologies Corp.	3.200%	3/15/24	141,359	151,938
	Raytheon Technologies Corp.	3.950%	8/16/25	49,870	56,692
	Republic Services Inc.	4.750%	5/15/23	2,260	2,475
	Republic Services Inc.	2.500%	8/15/24	1,182	1,257
	Republic Services Inc.	3.200%	3/15/25	11,715	12,839
[8]	Rolls-Royce plc	5.750%	10/15/27	2,486	2,514
	Ryder System Inc.	2.875%	6/1/22	43,650	45,129
	Ryder System Inc.	2.500%	9/1/22	14,200	14,683
	Ryder System Inc.	3.650%	3/18/24	72,895	79,218
[10]	Siemens Financieringsmaatschappij NV	0.125%	6/5/22	14,500	16,991
	Southwest Airlines Co.	2.750%	11/16/22	29,000	29,619
	Southwest Airlines Co.	4.750%	5/4/23	24,200	25,924
	Southwest Airlines Co.	5.250%	5/4/25	3,165	3,509
	Stanley Black & Decker Inc.	2.900%	11/1/22	36,095	37,895
[10]	Thales SA	0.000%	5/31/22	20,800	24,283
	TransDigm Inc.	6.500%	5/15/25	1,500	1,500
[8]	TransDigm Inc.	8.000%	12/15/25	1,325	1,433
[8]	TransDigm Inc.	6.250%	3/15/26	3,630	3,784
	TransDigm Inc.	5.500%	11/15/27	4,600	4,491
	Tyco Electronics Group SA	4.875%	1/15/21	6,020	6,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyco Electronics Group SA	3.500%	2/3/22	52,968	54,642
	Tyco Electronics Group SA	3.450%	8/1/24	26,462	28,584
[4]	UAL Series 2007-1 Pass Through Trust	6.636%	1/2/24	13,080	12,251
	Union Pacific Corp.	3.200%	6/8/21	4,140	4,212
	Union Pacific Corp.	2.950%	3/1/22	53,045	54,860
	Union Pacific Corp.	4.163%	7/15/22	4,560	4,811
	Union Pacific Corp.	2.950%	1/15/23	22,500	23,592
	Union Pacific Corp.	3.500%	6/8/23	28,614	30,748
	Union Pacific Corp.	3.646%	2/15/24	9,600	10,431
	Union Pacific Corp.	3.150%	3/1/24	49,010	52,988
	Union Pacific Corp.	3.250%	1/15/25	1,415	1,553
	Union Pacific Corp.	3.250%	8/15/25	6,872	7,570
	Union Pacific Corp.	2.750%	3/1/26	8,717	9,480
	United Parcel Service Inc.	2.200%	9/1/24	9,778	10,341
	United Rentals North America Inc.	3.875%	11/15/27	8,188	8,464
[4]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	4,704	4,056
	Waste Management Inc.	2.900%	9/15/22	3,500	3,630
	Waste Management Inc.	2.400%	5/15/23	1,600	1,665
[8]	WESCO Distribution Inc.	7.250%	6/15/28	4,611	5,026
[11]	WSO Finance Pty Ltd.	3.500%	7/14/23	9,950	7,320
					3,170,477
Materials (1.4%)
[8]	Air Liquide Finance SA	2.250%	9/27/23	44,520	46,471
	Air Products and Chemicals Inc.	2.750%	2/3/23	61	64
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,650	3,781
[8]	Arconic Corp.	6.000%	5/15/25	1,058	1,120
[8]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	2,294	2,400
[8]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	2,040	2,099
[8]	Axalta Coating Systems LLC	4.875%	8/15/24	3,199	3,259
[8]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	2,376	2,495
	Ball Corp.	5.000%	3/15/22	875	910
	Ball Corp.	4.000%	11/15/23	7,285	7,686
	Ball Corp.	4.875%	3/15/26	3,875	4,330
	Ball Corp.	2.875%	8/15/30	3,489	3,426
[8]	Berry Global Inc.	4.875%	7/15/26	6,265	6,563
[8]	Berry Global Inc.	5.625%	7/15/27	2,786	2,911
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	6,846	7,060
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	17,235	18,864
[8]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	1,560	1,607
[8]	CANPACK SA / Eastern PA Land Investment Holding LLC	3.125%	11/1/25	1,792	1,817
[8]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	64,251	67,932
	Dow Chemical Co.	3.500%	10/1/24	14,900	16,245
	Dow Chemical Co.	4.550%	11/30/25	6,135	7,118
	DuPont de Nemours Inc.	4.205%	11/15/23	105,179	115,685
	DuPont de Nemours Inc.	4.493%	11/15/25	38,802	44,702
	Eastman Chemical Co.	3.600%	8/15/22	19,770	20,691
	EI du Pont de Nemours and Co.	1.700%	7/15/25	9,510	9,859
[8]	Element Solutions Inc. Co.	3.875%	9/1/28	3,447	3,430
	FMC Corp.	3.950%	2/1/22	19,660	20,243
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,780	6,011
[8]	Georgia-Pacific LLC	1.750%	9/30/25	70,240	73,000
[8]	Graham Packaging Co. Inc.	7.125%	8/15/28	1,765	1,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Graphic Packaging International LLC	3.500%	3/15/28	1,325	1,325
[8]	Graphic Packaging International LLC	3.500%	3/1/29	1,775	1,779
[8]	Hudbay Minerals Inc.	6.125%	4/1/29	1,799	1,844
[8]	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	20,675	21,476
[8]	Indonesia Asahan Aluminium Persero PT, 3M USD LIBOR + 0.750%	4.750%	5/15/25	24,212	26,270
[8]	Ingevity Corp.	3.875%	11/1/28	2,075	2,111
	Linde Inc.	2.200%	8/15/22	1,871	1,923
	LYB International Finance BV	4.000%	7/15/23	22,923	24,808
	LYB International Finance III LLC	2.875%	5/1/25	17,655	18,943
	LYB International Finance III LLC	1.250%	10/1/25	15,905	15,940
	LyondellBasell Industries NV	6.000%	11/15/21	14,555	15,168
	LyondellBasell Industries NV	5.750%	4/15/24	29,838	34,148
	Newmont Corp.	3.625%	6/9/21	970	982
	Newmont Corp.	3.500%	3/15/22	40	41
	Newmont Corp.	3.700%	3/15/23	12,021	12,544
[8]	Novelis Corp.	4.750%	1/30/30	1,849	1,874
	Nucor Corp.	2.000%	6/1/25	14,030	14,664
	Nutrien Ltd.	3.150%	10/1/22	16,948	17,664
	Nutrien Ltd.	1.900%	5/13/23	34,911	36,031
	Nutrien Ltd.	3.500%	6/1/23	8,604	9,161
	Nutrien Ltd.	3.625%	3/15/24	5,189	5,641
	Nutrien Ltd.	3.375%	3/15/25	6,310	6,933
[8]	Nutrition & Biosciences Inc.	0.697%	9/15/22	16,395	16,431
[8]	OCI NV	5.250%	11/1/24	1,680	1,718
[8]	OCI NV	4.625%	10/15/25	1,759	1,781
	Packaging Corp. of America	3.650%	9/15/24	339	371
[8]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	4,670	4,717
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	4,495	5,054
	Sherwin-Williams Co.	4.200%	1/15/22	28	29
	Sherwin-Williams Co.	3.125%	6/1/24	43	46
	Silgan Holdings Inc.	4.125%	2/1/28	2,458	2,553
[8]	Standard Industries Inc.	5.000%	2/15/27	1,279	1,321
	Steel Dynamics Inc.	2.800%	12/15/24	14,555	15,428
	Steel Dynamics Inc.	2.400%	6/15/25	11,020	11,585
[8]	Trivium Packaging Finance BV	5.500%	8/15/26	400	418
[8]	Trivium Packaging Finance BV	8.500%	8/15/27	400	427
	Vale Overseas Ltd.	6.250%	8/10/26	4,465	5,330
[10]	Vale SA	3.750%	1/10/23	15,990	19,717
	WestRock RKT LLC	4.900%	3/1/22	6,865	7,259
	WestRock RKT LLC	4.000%	3/1/23	37,452	40,039
[8]	WR Grace & Co-Conn	4.875%	6/15/27	1,804	1,876
	WRKCo Inc.	3.000%	9/15/24	29,368	31,611
	WRKCo Inc.	3.750%	3/15/25	8,107	9,038
					951,647
Real Estate (2.3%)
[11]	Ale Direct Property Trust	4.000%	8/20/22	10,880	7,830
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	59,647	65,304
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	45,115	49,671
	American Tower Corp.	3.000%	6/15/23	58,755	62,233
	American Tower Corp.	3.375%	5/15/24	26,786	28,961
	American Tower Corp.	2.400%	3/15/25	19,140	20,230
	American Tower Corp.	4.000%	6/1/25	13,200	14,805
[10]	Aroundtown SA	1.500%	7/15/24	500	604
	AvalonBay Communities Inc.	2.850%	3/15/23	12,000	12,553
	Brandywine Operating Partnership LP	4.100%	10/1/24	7,205	7,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brixmor Operating Partnership LP	3.875%	8/15/22	10,845	11,210
	Brixmor Operating Partnership LP	3.650%	6/15/24	33,550	35,388
	Camden Property Trust	2.950%	12/15/22	34,360	35,773
	Camden Property Trust	4.875%	6/15/23	3,025	3,309
	Camden Property Trust	4.250%	1/15/24	46,982	51,261
	Camden Property Trust	3.500%	9/15/24	2,785	3,015
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	29,741	31,952
	Corporate Office Properties LP	3.600%	5/15/23	2,355	2,473
	Corporate Office Properties LP	2.250%	3/15/26	25,020	25,269
	Crown Castle International Corp.	5.250%	1/15/23	89,556	98,278
	Crown Castle International Corp.	3.150%	7/15/23	41,835	44,388
	Crown Castle International Corp.	3.200%	9/1/24	69,394	74,764
	Crown Castle International Corp.	1.350%	7/15/25	27,840	28,048
	Digital Realty Trust LP	2.750%	2/1/23	4,280	4,472
	Digital Realty Trust LP	4.750%	10/1/25	2,600	3,033
	ERP Operating LP	3.000%	4/15/23	215	226
	Federal Realty Investment Trust	2.550%	1/15/21	14,551	14,595
	Federal Realty Investment Trust	3.000%	8/1/22	24,018	24,709
	Federal Realty Investment Trust	2.750%	6/1/23	4,740	4,935
	Federal Realty Investment Trust	3.950%	1/15/24	2,710	2,926
	Healthpeak Properties Inc.	4.250%	11/15/23	27,918	30,529
	Healthpeak Properties Inc.	4.200%	3/1/24	15,600	17,137
	Healthpeak Properties Inc.	3.875%	8/15/24	6,850	7,533
	Healthpeak Properties Inc.	3.400%	2/1/25	11,470	12,528
	Highwoods Realty LP	3.200%	6/15/21	7,878	7,969
	Highwoods Realty LP	3.625%	1/15/23	5,280	5,498
	Kilroy Realty LP	3.450%	12/15/24	5,410	5,713
	Kimco Realty Corp.	3.400%	11/1/22	11,065	11,645
	Kimco Realty Corp.	3.125%	6/1/23	22,900	24,098
	Kimco Realty Corp.	2.700%	3/1/24	3,450	3,609
	Kimco Realty Corp.	3.300%	2/1/25	29,358	31,818
[10]	Logicor Financing Sarl	2.250%	5/13/25	400	497
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	5,702	5,980
[8]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	4,492	4,559
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	1,086	1,102
	Mid-America Apartments LP	4.300%	10/15/23	2,000	2,175
	Mid-America Apartments LP	3.750%	6/15/24	4,540	4,926
	National Retail Properties Inc.	3.900%	6/15/24	12,079	13,029
	National Retail Properties Inc.	4.000%	11/15/25	9,593	10,615
	Omega Healthcare Investors Inc.	4.950%	4/1/24	16,340	17,562
	Omega Healthcare Investors Inc.	4.500%	1/15/25	9,455	10,090
[8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	54,524	55,879
[8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	6,496
	Public Storage	2.370%	9/15/22	11,870	12,283
	Realty Income Corp.	3.250%	10/15/22	93,670	97,998
	Realty Income Corp.	3.875%	7/15/24	4,650	5,121
	Realty Income Corp.	3.875%	4/15/25	19,295	21,682
	Regency Centers LP	3.750%	6/15/24	1,115	1,182
	Sabra Health Care LP	4.800%	6/1/24	50,994	54,028
[10]	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	400	482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	2.500%	7/15/21	13,200	13,315
	Simon Property Group LP	2.350%	1/30/22	28,290	28,747
	Simon Property Group LP	2.625%	6/15/22	3,850	3,946
	Simon Property Group LP	2.750%	2/1/23	5,300	5,518
	Simon Property Group LP	3.750%	2/1/24	30,620	32,909
	Simon Property Group LP	2.000%	9/13/24	54,940	56,381
	Simon Property Group LP	3.375%	10/1/24	2,670	2,880
	Simon Property Group LP	3.500%	9/1/25	8,515	9,310
	Ventas Realty LP	3.125%	6/15/23	8,495	8,898
	Ventas Realty LP	3.750%	5/1/24	3,500	3,753
	Ventas Realty LP	2.650%	1/15/25	4,160	4,378
	VEREIT Operating Partnership LP	4.600%	2/6/24	1,560	1,671
	Weingarten Realty Investors	3.500%	4/15/23	4,850	5,031
	Welltower Inc.	3.750%	3/15/23	22,347	23,687
	Welltower Inc.	3.950%	9/1/23	36,855	39,939
	Welltower Inc.	3.625%	3/15/24	19,435	21,035
	Welltower Inc.	4.000%	6/1/25	34,878	39,189
	Weyerhaeuser Co.	4.625%	9/15/23	965	1,078
					1,555,188
Technology (3.0%)
	Apple Inc.	0.750%	5/11/23	2,670	2,697
	Apple Inc.	3.000%	2/9/24	52,555	56,407
	Apple Inc.	3.450%	5/6/24	58,796	64,574
	Apple Inc.	2.850%	5/11/24	99,695	107,064
	Apple Inc.	2.750%	1/13/25	38,001	41,140
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	16,324	17,534
	Broadcom Inc.	2.250%	11/15/23	45,041	46,835
	Broadcom Inc.	3.625%	10/15/24	96,829	105,685
	Broadcom Inc.	4.700%	4/15/25	15,937	18,115
	Broadcom Inc.	3.150%	11/15/25	10,811	11,669
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	2,960	3,075
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	1,515	1,562
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	1,994	1,984
[8]	CommScope Inc.	5.500%	3/1/24	2,542	2,599
[8]	CommScope Inc.	6.000%	3/1/26	2,321	2,402
[8]	CommScope Inc.	8.250%	3/1/27	612	633
[8]	CommScope Inc.	7.125%	7/1/28	1,801	1,805
[8]	Dell International LLC / EMC Corp	5.850%	7/15/25	21,543	25,296
[8]	Dell International LLC / EMC Corp.	5.450%	6/15/23	4,875	5,354
[8]	Dell International LLC / EMC Corp.	4.000%	7/15/24	19,475	21,121
	DXC Technology Co.	4.000%	4/15/23	21,848	23,148
	Equifax Inc.	2.600%	12/1/24	29,100	31,018
[10]	Fidelity National Information Services Inc.	0.125%	5/21/21	19,400	22,628
[10]	Fidelity National Information Services Inc.	0.125%	12/3/22	32,000	37,498
	Fidelity National Information Services Inc.	3.500%	4/15/23	23,200	24,679
	Fiserv Inc.	3.800%	10/1/23	2,528	2,752
	Fiserv Inc.	2.750%	7/1/24	162,005	172,835
[8]	Gartner Inc.	3.750%	10/1/30	963	985
	Global Payments Inc.	3.800%	4/1/21	49,370	49,913
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	37,385	39,866
	IBM Credit LLC	3.000%	2/6/23	750	793
	Intel Corp.	3.700%	7/29/25	6,650	7,511
[10]	International Business Machines Corp.	0.375%	1/31/23	19,400	22,903
	International Business Machines Corp.	3.375%	8/1/23	5,951	6,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	3.625%	2/12/24	36,694	40,160
	International Business Machines Corp.	3.000%	5/15/24	72,655	78,436
	International Business Machines Corp.	3.300%	5/15/26	9,670	10,847
	Intuit Inc.	0.650%	7/15/23	15,050	15,127
	Marvell Technology Group Ltd.	4.200%	6/22/23	29,250	31,663
[8]	MPH Acquisition Holdings LLC	5.750%	11/1/28	2,475	2,432
[8]	NCR Corp.	8.125%	4/15/25	435	480
[8]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	2,585	2,675
[8]	NXP BV / NXP Funding LLC	3.875%	9/1/22	99,789	105,277
[8]	NXP BV / NXP Funding LLC	4.625%	6/1/23	19,500	21,373
[8]	NXP BV / NXP Funding LLC	4.875%	3/1/24	46,625	52,205
[8]	ON Semiconductor Corp.	3.875%	9/1/28	1,186	1,210
	Oracle Corp.	2.625%	2/15/23	55,961	58,638
	Oracle Corp.	3.625%	7/15/23	8,000	8,680
	Oracle Corp.	2.400%	9/15/23	140,318	147,610
	Oracle Corp.	3.400%	7/8/24	21,260	23,225
	Oracle Corp.	2.500%	4/1/25	67,480	72,213
	PayPal Holdings Inc.	2.200%	9/26/22	113,398	117,215
	Qorvo Inc.	4.375%	10/15/29	1,155	1,236
[8]	Qorvo Inc.	3.375%	4/1/31	1,500	1,515
[8]	QUALCOMM Inc.	1.300%	5/20/28	26,310	25,907
[8]	QUALCOMM Inc.	1.650%	5/20/32	4,966	4,840
[8]	Sabre GLBL Inc.	9.250%	4/15/25	1,305	1,439
[8]	Sabre GLBL Inc.	7.375%	9/1/25	2,965	3,065
[8]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	4.625%	11/1/26	425	431
[8]	SS&C Technologies Inc.	5.500%	9/30/27	2,023	2,149
	Verisk Analytics Inc.	5.800%	5/1/21	12,428	12,747
	Verisk Analytics Inc.	4.125%	9/12/22	18,719	19,882
	Verisk Analytics Inc.	4.000%	6/15/25	380	428
	Visa Inc.	3.150%	12/14/25	57,230	63,643
	VMware Inc.	2.950%	8/21/22	47,867	49,685
	VMware Inc.	4.500%	5/15/25	34,735	39,221
	Western Digital Corp.	4.750%	2/15/26	8,316	8,960
					2,005,118
Utilities (4.0%)
	AEP Texas Inc.	2.400%	10/1/22	22,670	23,402
	Ameren Corp.	2.500%	9/15/24	32,940	34,949
	Ameren Illinois Co.	2.700%	9/1/22	7,234	7,488
[7,11]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	0.490%	7/1/24	9,500	6,487
	Baltimore Gas and Electric Co.	3.500%	11/15/21	8,535	8,749
	Baltimore Gas and Electric Co.	2.800%	8/15/22	19,895	20,621
	Baltimore Gas and Electric Co.	3.350%	7/1/23	13,212	14,087
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	81,317	88,416
[8]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	5,500	6,246
[8]	Calpine Corp.	4.500%	2/15/28	7,700	7,816
	CenterPoint Energy Inc.	3.600%	11/1/21	39,595	40,817
	CenterPoint Energy Inc.	2.500%	9/1/22	25,930	26,804
	CenterPoint Energy Inc.	3.850%	2/1/24	4,935	5,390
	Comision Federal de Electricidad	4.875%	5/26/21	10,200	10,419
	Connecticut Light and Power Co.	2.500%	1/15/23	24,990	25,989
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	12,700	13,675
	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	4,830	5,126
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	19,135	21,037
	Dominion Energy Inc.	2.750%	9/15/22	35,582	36,842
[8]	Dominion Energy Inc.	2.450%	1/15/23	1,890	1,965

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy Inc.	3.300%	3/15/25	25,860	28,357
[7]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	0.776%	9/15/23	31,810	31,802
	DTE Electric Co.	2.650%	6/15/22	970	999
	DTE Electric Co.	3.375%	3/1/25	298	326
	DTE Energy Co.	2.600%	6/15/22	38,240	39,464
	DTE Energy Co.	3.300%	6/15/22	32,818	34,095
	DTE Energy Co.	2.250%	11/1/22	80,850	83,562
	DTE Energy Co.	3.700%	8/1/23	67,545	73,043
	DTE Energy Co.	3.850%	12/1/23	5,227	5,684
	DTE Energy Co.	1.050%	6/1/25	19,010	19,076
	Duke Energy Corp.	3.227%	3/11/22	290,625	300,480
	Duke Energy Corp.	3.950%	10/15/23	13,291	14,465
	Duke Energy Corp.	3.750%	4/15/24	6,641	7,258
	Duke Energy Corp.	0.900%	9/15/25	28,535	28,382
	Duke Energy Ohio Inc.	3.800%	9/1/23	11,620	12,605
	Duke Energy Progress LLC	3.250%	8/15/25	10,733	11,883
[10]	E.ON SE	0.000%	10/24/22	19,590	22,917
[8]	East Ohio Gas Co.	1.300%	6/15/25	6,315	6,431
[8]	EDP Finance BV	5.250%	1/14/21	71,670	72,297
[8]	Electricite de France SA	4.500%	9/21/28	16,050	18,863
[8]	Engie SA	2.875%	10/10/22	7,269	7,565
	Entergy Arkansas LLC	3.050%	6/1/23	7,190	7,594
	Entergy Arkansas LLC	3.700%	6/1/24	9,388	10,288
	Entergy Corp.	4.000%	7/15/22	41,151	43,309
	Entergy Corp.	0.900%	9/15/25	48,325	48,318
	Entergy Louisiana LLC	4.800%	5/1/21	11,445	11,566
	Entergy Louisiana LLC	3.300%	12/1/22	6,710	7,062
	Entergy Louisiana LLC	4.050%	9/1/23	11,650	12,726
	Evergy Inc.	2.450%	9/15/24	48,500	50,741
	Eversource Energy	0.800%	8/15/25	11,595	11,507
	Exelon Corp.	2.450%	4/15/21	8,638	8,700
	Exelon Corp.	3.950%	6/15/25	14,500	16,328
	Exelon Generation Co. LLC	3.400%	3/15/22	7,500	7,764
	Florida Power & Light Co.	2.850%	4/1/25	16,600	18,070
	Georgia Power Co.	2.200%	9/15/24	23,973	25,145
[10]	innogy Finance BV	6.500%	8/10/21	12,600	15,432
[13]	innogy Finance BV	5.500%	7/6/22	22,300	31,213
[13]	innogy Finance BV	5.625%	12/6/23	2,945	4,384
	ITC Holdings Corp.	2.700%	11/15/22	29,250	30,455
	Korea Midland Power Co. Ltd	2.375%	7/22/22	9,809	10,098
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	4,267	4,324
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	27,758	28,666
	LG&E and KU Energy LLC	4.375%	10/1/21	9,505	9,747
	MidAmerican Energy Co.	3.700%	9/15/23	4,370	4,741
	MidAmerican Energy Co.	3.500%	10/15/24	200	220
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	9,777	10,232
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	5,923	6,391
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	800	855
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	51,745	53,554
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	202,344	212,254
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,820	6,088
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	34,601	37,231
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	35,553	38,341
	NRG Energy Inc.	7.250%	5/15/26	14,552	15,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NSTAR Electric Co.	3.500%	9/15/21	16,700	17,024
	NSTAR Electric Co.	2.375%	10/15/22	19,155	19,822
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	7,500	7,856
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	47,575	50,783
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	12,122	13,212
	Pacific Gas and Electric Co.	3.500%	6/15/25	9,665	10,093
	Pacific Gas and Electric Co.	3.450%	7/1/25	9,665	10,113
	PacifiCorp	3.600%	4/1/24	16,160	17,672
[8]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	2,223	2,312
	PECO Energy Co.	3.150%	10/15/25	3,885	4,307
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	23,156	24,227
	PG&E Corp.	5.000%	7/1/28	3,875	3,865
	Potomac Electric Power Co.	3.600%	3/15/24	10,425	11,336
	PPL Capital Funding Inc.	4.200%	6/15/22	2,050	2,152
	PPL Capital Funding Inc.	3.500%	12/1/22	9,215	9,697
	Progress Energy Inc.	3.150%	4/1/22	17,667	18,216
	Public Service Electric and Gas Co.	3.250%	9/1/23	3,330	3,580
	Public Service Enterprise Group Inc.	2.650%	11/15/22	1,455	1,517
	Public Service Enterprise Group Inc.	2.875%	6/15/24	53,918	57,204
	Public Service Enterprise Group Inc.	0.800%	8/15/25	48,315	48,036
	Puget Energy Inc.	6.000%	9/1/21	4,135	4,311
	Puget Energy Inc.	5.625%	7/15/22	47,334	50,470
	Sempra Energy	2.900%	2/1/23	16,585	17,370
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,980
	Southwestern Electric Power Co.	3.550%	2/15/22	16,040	16,532
	Southwestern Public Service Co.	3.300%	6/15/24	39,473	42,530
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	8,654	9,516
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	16,600	17,034
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	10,775	11,492
	Tampa Electric Co.	5.400%	5/15/21	12,630	12,967
[11]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	24,200	18,842
[7,11,17]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	0.365%	1/15/22	56,190	39,053
	Virginia Electric and Power Co.	3.450%	9/1/22	24,565	25,692
	Virginia Electric and Power Co.	2.750%	3/15/23	4,599	4,817
	Virginia Electric and Power Co.	3.450%	2/15/24	18,459	19,958
	Virginia Electric and Power Co.	3.100%	5/15/25	8,585	9,366
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	880	913
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	1,720	1,797
[8]	Vistra Operations Co. LLC	5.000%	7/31/27	3,830	3,993
	WEC Energy Group Inc.	0.550%	9/15/23	53,165	53,166
	Xcel Energy Inc.	0.500%	10/15/23	24,170	24,135
					2,748,479
Total Corporate Bonds (Cost $45,186,413)					46,613,978
Sovereign Bonds (4.2%)
	Arab Petroleum Investments Corp.	4.125%	9/18/23	14,518	15,724
[8]	Banque Ouest Africaine de Developpement	5.500%	5/6/21	6,500	6,589
[8]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	17,455	18,676
[8]	BNG Bank NV	2.125%	12/14/20	36,883	36,944
[8]	CDP Financial Inc.	3.150%	7/24/24	24,580	26,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corp. Andina de Fomento	4.375%	6/15/22	24,864	26,212
	Corp. Andina de Fomento	2.375%	5/12/23	29,050	29,933
	Corp. Andina de Fomento	1.625%	9/23/25	48,335	48,498
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	9,838	11,057
[8]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	10,309	10,476
[4]	Dominican Republic	7.500%	5/6/21	1,707	1,749
	Dominican Republic	6.600%	1/28/24	4,125	4,518
[4]	Dominican Republic	5.875%	4/18/24	6,380	6,747
	Dominican Republic	5.500%	1/27/25	3,940	4,211
[8]	Dominican Republic	4.875%	9/23/32	38,665	39,245
[8]	Emirate of Abu Dhabi	2.125%	9/30/24	189,450	198,024
[8]	Emirate of Abu Dhabi	2.500%	4/16/25	33,392	35,444
	Emirate of Abu Dhabi	3.125%	10/11/27	6,450	7,171
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,016
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,569
	Fondo MIVIVIENDA SA	3.500%	1/31/23	31,766	33,218
[8]	Government of Bermuda	4.138%	1/3/23	6,000	6,367
[8]	Government of Bermuda	4.854%	2/6/24	2,861	3,169
[18]	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	9,818
	Kingdom of Morocco	4.250%	12/11/22	9,695	10,147
[8,10]	Kingdom of Morocco	1.375%	3/30/26	42,700	49,314
[10]	Kingdom of Morocco	1.375%	3/30/26	4,800	5,544
[8]	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,639
	Kingdom of Saudi Arabia	2.375%	10/26/21	71,255	72,261
	Korea Development Bank	4.625%	11/16/21	2,795	2,914
	Korea Development Bank	3.250%	2/19/24	12,205	13,168
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	11,764	12,268
[8]	Korea National Oil Corp.	2.875%	3/27/22	9,400	9,682
	KSA Sukuk Ltd.	2.894%	4/20/22	60,261	61,964
	KSA Sukuk Ltd.	3.628%	4/20/27	35,676	39,607
[10,19]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	19,807
	North American Development Bank	2.400%	10/26/22	711	734
[4]	Oriental Republic of Uruguay	4.500%	8/14/24	6,037	6,605
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	7,275	7,357
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	21,339	22,086
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	3,800	3,979
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	4,850	5,317
	Province of Nova Scotia	8.250%	7/30/22	12,785	14,476
	Province of Quebec	2.750%	8/25/21	16,785	17,099
	Republic of Azerbaijan	4.750%	3/18/24	10,807	11,426
[10]	Republic of Chile	1.625%	1/30/25	19,817	24,578
	Republic of Colombia	4.375%	7/12/21	42,832	43,902
[4]	Republic of Colombia	2.625%	3/15/23	24,376	25,029
	Republic of Colombia	4.000%	2/26/24	112,776	120,226
[4]	Republic of Colombia	4.500%	1/28/26	36,578	40,498
	Republic of Colombia	10.375%	1/28/33	2,501	3,890
	Republic of Croatia	6.375%	3/24/21	37,143	37,928
	Republic of Croatia	5.500%	4/4/23	29,565	32,623
	Republic of Guatemala	5.750%	6/6/22	16,593	17,551
	Republic of Hungary	6.375%	3/29/21	116,482	119,247
	Republic of Hungary	5.375%	2/21/23	55,760	61,545
	Republic of Hungary	5.750%	11/22/23	55,959	64,142
[10]	Republic of Hungary	1.125%	4/28/26	30,800	37,563
[8]	Republic of Indonesia	3.700%	1/8/22	10,072	10,399
	Republic of Indonesia	3.700%	1/8/22	2,100	2,168
	Republic of Indonesia	3.750%	4/25/22	45,545	47,367
[8]	Republic of Lithuania	6.125%	3/9/21	8,205	8,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Lithuania	6.125%	3/9/21	54,670	55,733
	Republic of Lithuania	6.625%	2/1/22	35,220	37,884
[4]	Republic of Panama	4.000%	9/22/24	37,400	40,859
[4]	Republic of Panama	3.750%	3/16/25	34,222	37,388
	Republic of Panama	7.125%	1/29/26	23,442	29,595
	Republic of Panama	2.252%	9/29/32	20,303	20,658
	Republic of Paraguay	4.625%	1/25/23	39,521	41,897
	Republic of Peru	7.350%	7/21/25	34,792	44,399
[10]	Republic of Philippines	0.000%	2/3/23	39,801	46,149
	Republic of Poland	5.125%	4/21/21	31,520	32,229
	Republic of Poland	5.000%	3/23/22	46,710	49,803
	Republic of Poland	3.000%	3/17/23	1,266	1,342
	Republic of Serbia	7.250%	9/28/21	86,260	91,063
[8,10]	Republic of Serbia	3.125%	5/15/27	12,857	16,278
	Republic of South Africa	4.665%	1/17/24	4,835	5,028
	Republic of South Africa	5.875%	9/16/25	25,820	28,176
	Republic of South Africa	4.850%	9/27/27	8,800	8,943
	Republic of South Africa	4.300%	10/12/28	4,240	4,115
	Republic of Trinidad and Tobago	4.375%	1/16/24	20,814	21,474
	Republic of Honduras	8.750%	12/16/20	13,328	13,414
	Romania	6.750%	2/7/22	2,672	2,869
	Romania	4.375%	8/22/23	12,480	13,587
	Romania	4.875%	1/22/24	7,934	8,807
[10]	Romania	2.750%	2/26/26	84,855	106,899
[10]	Romania	2.000%	12/8/26	38,926	47,525
	Russian Federation	4.750%	5/27/26	55,400	63,263
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	21,160	22,879
[8]	Slovak Republic	4.375%	5/21/22	5,500	5,843
	Slovak Republic	4.375%	5/21/22	3,000	3,189
	Slovak Republic	5.500%	10/26/22	11,740	12,895
	Slovak Republic	5.850%	5/10/23	2,100	2,370
[8]	Slovak Republic	5.250%	2/18/24	8,600	9,888
	State of Israel	3.150%	6/30/23	26,725	28,571
	State of Israel	2.750%	7/3/30	6,730	7,360
	State of Kuwait	3.500%	3/20/27	7,863	8,887
	State of Qatar	4.500%	1/20/22	14,555	15,206
	State of Qatar	3.375%	3/14/24	9,600	10,342
	State of Qatar	3.400%	4/16/25	56,767	62,227
	State of Kuwait	2.750%	3/20/22	74,636	76,588
	United Mexican States	4.150%	3/28/27	44,585	49,674
	United Mexican States	3.750%	1/11/28	4,630	4,989
	United Mexican States	4.500%	4/22/29	10,976	12,377
Total Sovereign Bonds (Cost $2,791,866)					2,872,348
Taxable Municipal Bonds (0.1%)
	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	24,945	30,822
[7]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700%	0.849%	1/2/25	6,588	6,590
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	4,575	5,035
Total Taxable Municipal Bonds (Cost $42,552)					42,447

			Coupon	Maturity Date	Shares	Market Value ($000)
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
[20]	Vanguard Short-Term Corporate Bond ETF (Cost $78,302)				967,764	80,111

Temporary Cash Investment (5.7%)
Money Market Fund (5.7%)
[21]	Vanguard Market Liquidity Fund (Cost $3,834,034)		0.112%		38,343,792	3,834,379
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year CDX-NA-IG-S35-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/18/20	0.625%	277,900	989
Total Options Purchased (Cost $417)						989
Total Investments (101.3%) (Cost $66,911,428)						68,798,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.5%)
[4,5]	UMBS Pool	2.000%	12/14/50	(328,000)	(337,481)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $337,467)					(337,481)
Other Assets and Liabilities—Net (-0.8%)					(530,602)
Net Assets (100%)					67,930,038
Cost is in $000.
1	Securities with a value of $18,212,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $4,129,000 has been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $44,683,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
7	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $10,448,663,000, representing 15.4% of net assets.
9	Security value determined using significant unobservable inputs.
10	Face amount denominated in euro.
11	Face amount denominated in Australian dollars.
12	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
13	Face amount denominated in British pounds.
14	Guaranteed by multiple countries.
15	Face amount denominated in Canadian dollars.
16	Non-income-producing security--security in default.
17	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
18	Guaranteed by the Government of Japan.
19	Guaranteed by the Republic of Hungary.
20	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
1YR—1-year.
3M—3-month.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/18/20	0.550%	277,900	(67)

Put Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	11/18/20	0.550%	277,900	(1,722)
Total Options Written (Premiums Received $1,306)					(1,789)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2020	762	174,432	(806)
2-Year U.S. Treasury Note	December 2020	11,444	2,527,336	(303)
5-Year U.S. Treasury Note	December 2020	7,053	747,706	(2,280)
				(3,389)

Short Futures Contracts
AUD 10-Year Treasury Bond	December 2020	(174)	(18,286)	(241)
AUD 3-Year Treasury Bond	December 2020	(836)	(69,019)	(277)
Euro-Bobl	December 2020	(2,087)	(330,249)	(1,808)
Euro-Bund	December 2020	(401)	(82,266)	(939)
Euro-Buxl	December 2020	(12)	(3,197)	(116)
Euro-Schatz	December 2020	(6,830)	(894,610)	(1,347)
Five-Year Government of Canada Bond	December 2020	(260)	(25,272)	(29)
Long Gilt	December 2020	(342)	(60,114)	53
Long U.S. Treasury Bond	December 2020	(10)	(1,725)	44
Ultra 10-Year U.S. Treasury Note	December 2020	(1,130)	(177,728)	2,128
				(2,532)
				(5,921)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	11/25/20	USD	597,225	AUD	845,863	2,589	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	11/25/20	USD	38,555	CAD	51,080	212	—
Morgan Stanley Capital Services Inc.	11/25/20	USD	140	CAD	187	—	—
BNP Paribas	11/25/20	USD	867,122	EUR	738,306	6,780	—
Morgan Stanley Capital Services Inc.	11/25/20	USD	839,738	EUR	715,253	6,260	—
Morgan Stanley Capital Services Inc.	11/25/20	USD	2,008	EUR	1,724	—	(1)
State Street Bank & Trust Co.	11/25/20	USD	303,470	GBP	234,051	209	—
Bank of America, N.A.	11/25/20	USD	161	JPY	16,803	1	—
						16,051	(1)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S34-V1	6/21/25	USD 58,268	5.000	2,784	(885)
CDX-NA-IG-S34-V1	6/21/25	USD 861,000	1.000	4,532	12,272
CDX-NA-IG-S35-V1	12/23/25	USD 121,600	1.000	2,212	(398)
				9,528	10,989

Credit Protection Purchased
CDX-NA-HY-S35-V1	12/23/25	USD 81,155	(5.000)	(3,199)	1,261
				6,329	12,250
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	16,580	1.000	318	120	198	—
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	32,955	1.000	508	182	326	—
Boeing Co./Baa2	6/21/24	GSCM	24,365	1.000	(1,082)	430	—	(1,512)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Metlife Inc./A3	12/21/21	BARC	6,575	1.000	72	3	69	—
Metlife Inc./A3	12/22/20	GSCM	14,025	1.000	34	—	34	—
People’s Republic of China/A1	6/21/24	GSCM	20,715	1.000	602	347	255	—
People’s Republic of China/A1	6/21/22	BNPSW	26,335	1.000	420	74	346	—
Republic of Indonesia/Baa2	12/23/25	BARC	29,940	1.000	46	—	46	—
Republic of Indonesia/Baa2	12/23/25	BARC	9,422	1.000	14	35	—	(21)
Republic of Indonesia/Baa2	12/23/25	BARC	8,658	1.000	13	17	—	(4)
Republic of Indonesia/Baa2	12/23/25	BNPSW	21,280	1.000	33	(37)	70	—
Republic of Indonesia/Baa2	12/23/25	GSCM	14,327	1.000	22	5	17	—
Verizon Communications Inc./Baa1	12/21/22	GSCM	33,580	1.000	548	249	299	—
					1,548	1,425	1,660	(1,537)

Credit Protection Purchased
American International Group Inc.	12/22/20	GSCM	14,025	(1.000)	(34)	(9)	—	(25)
American International Group Inc.	12/22/20	GSCM	6,990	(1.000)	(17)	3	—	(20)
Autozone Inc.	12/22/20	GSCM	9,760	(1.000)	(24)	(10)	—	(14)
Bank of China Ltd.	6/21/23	BNPSW	19,485	(1.000)	(440)	(165)	—	(275)
Bank of China Ltd.	6/21/22	BNPSW	26,335	(1.000)	(409)	(2)	—	(407)
Bank of China Ltd.	12/21/21	BNPSW	13,100	(1.000)	(151)	10	—	(161)
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	536	678	—	(142)
Commerzbank AG	6/22/21	BOANA	24,410	(1.000)	(126)	37	—	(163)
CVS Health Corp.	12/21/21	BARC	19,535	(1.000)	(212)	(146)	—	(66)
CVS Health Corp.	12/21/21	BARC	6,620	(1.000)	(72)	(48)	—	(24)
CVS Health Corp.	12/21/21	JPMC	29,300	(1.000)	(319)	(191)	—	(128)
CVS Health Corp.	12/22/20	BOANA	9,760	(1.000)	(24)	(10)	—	(14)
CVS Health Corp.	12/22/20	BOANA	9,760	(1.000)	(24)	(10)	—	(14)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
CVS Health Corp.	12/22/20	BOANA	4,880	(1.000)	(11)	(4)	—	(7)
CVS Health Corp.	12/22/20	BOANA	4,880	(1.000)	(11)	(4)	—	(7)
Deutsche Bank AG	12/21/22	JPMC	20,120	(1.000)	(244)	(41)	—	(203)
Dominion Energy Inc.	12/22/20	JPMC	97,580	(1.000)	(240)	(97)	—	(143)
Dominion Energy Inc.	12/22/20	JPMC	97,580	(1.000)	(240)	(93)	—	(147)
Federative Republic of Brazil	12/23/25	BOANA	3,800	(1.000)	211	547	—	(336)
Federative Republic of Brazil	12/23/25	GSCM	10,925	(1.000)	608	1,469	—	(861)
Federative Republic of Brazil	12/23/25	MSCS	2,170	(1.000)	121	118	3	—
Lincoln National Corp.	12/21/21	BARC	6,575	(1.000)	(71)	3	—	(74)
Lincoln National Corp.	6/22/21	BARC	3,340	(1.000)	(23)	11	—	(34)
Lincoln National Corp.	6/22/21	BARC	3,335	(1.000)	(22)	12	—	(34)
McDonald’s Corp.	6/21/22	GSCM	26,675	(1.000)	(428)	(277)	—	(151)
Raytheon Co.	12/21/21	GSCM	24,420	(1.000)	(294)	(203)	—	(91)
Raytheon Co.	12/21/21	GSCM	24,415	(1.000)	(293)	(200)	—	(93)
Republic of Colombia	12/23/25	GSCM	23,840	(1.000)	275	379	—	(104)
Republic of South Africa	12/23/25	GSCM	19,975	(1.000)	1,671	1,854	—	(183)
Republic of South Africa	12/23/25	MSCS	24,550	(1.000)	2,053	2,259	—	(206)
Republic of Turkey	12/23/25	MSCS	7,855	(1.000)	1,541	1,455	86	—
Societe Generale SA	12/21/21	JPMC	9,765	(1.000)	(74)	(13)	—	(61)
Standard Chartered plc	12/21/21	JPMC	16,475	(1.000)	(187)	9	—	(196)
State of Qatar	6/21/22	BOANA	1,500	(1.000)	(22)	6	—	(28)
State of Qatar	6/21/22	CITNA	3,450	(1.000)	(51)	13	—	(64)
United Mexican States	6/21/25	BARC	11,600	(1.000)	64	196	—	(132)
					3,017	7,536	89	(4,608)
					4,565	8,961	1,749	(6,145)
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank N.A.
MSCS—Morgan Stanley Capital Services LLC.
At October 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $4,610,000 and cash of $3,670,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount ($000)	Fixed Interest Rate Received (Paid)[2] (%)	Floating Interest Rate Received (Paid)[3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/16/22	12/16/20	246,956	0.000	(0.000)	285	197
12/16/22	12/16/20	100	(0.000)	0.000	—	—
12/18/23	12/16/20	271,906	0.000	(0.000)	711	469
12/16/24	12/16/20	140,395	0.000	(0.000)	852	427
12/16/25	12/16/20	59,969	(0.250)	0.000	(37)	322
12/16/27	12/16/20	162,828	0.250	(0.000)	2,013	1,677
					3,824	3,092
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Fixed interest payment received/paid semiannually.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Floating interest payment received/paid monthly.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund ) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
F. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options on futures contracts are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.

H. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At October 31, 2020, counterparties had deposited in segregated accounts cash of $880,000 in connection with TBA transactions.
I. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,579,725	—	5,579,725
Asset-Backed/Commercial Mortgage-Backed Securities	—	9,703,622	70,522	9,774,144
Corporate Bonds	—	46,613,975	3	46,613,978
Sovereign Bonds	—	2,872,348	—	2,872,348
Taxable Municipal Bonds	—	42,447	—	42,447
Common Stock	80,111	—	—	80,111
Temporary Cash Investment	3,834,379	—	—	3,834,379
Options Purchased	—	989	—	989
Total	3,914,490	64,813,106	70,525	68,798,121
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	337,481	—	337,481
Derivative Financial Instruments
Assets
Futures Contracts[1]	748	—	—	748
Forward Currency Contracts	—	16,051	—	16,051
Swap Contracts	—	1,749	—	1,749
Total	748	17,800	—	18,548
Liabilities
Options Written	—	1,789	—	1,789
Forward Currency Contracts	—	1	—	1
Swap Contracts	97[1]	6,145	—	6,242
Total	97	7,935	—	8,032
1	Represents variation margin on the last day of the reporting period.
K.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2020 Market Value ($000)
Vanguard Intermediate-Term Corporate Bond ETF	—	35,413	36,050	637	—	87	—	—
Vanguard Market Liquidity Fund	158,257	NA1	NA1	(1,390)	332	4,112	—	3,834,379
Vanguard Short-Term Corporate Bond ETF	—	78,302	—	—	1,809	907	—	80,111
Total	158,257			(753)	2,141	5,106	—	3,914,490
1	Not applicable—purchases and sales are for temporary cash investment purposes.